                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:     October 31, 2006
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08612
                                  ---------------------------------------------

                          MARTIN CURRIE BUSINESS TRUST
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

          Saltire Court, 20 Castle Terrace, Edinburgh, Scotland EH1 2ES
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)


                             Julian M. C. Livingston
                             c/o Martin Currie, Inc.
                                  Saltire Court
                                20 Castle Terrace
                                    Edinburgh
                                Scotland EH1 2ES


                                    Copy to:
                               Lorraine McFarlane
                             c/o Martin Currie, Inc.
                                  Saltire Court
                                20 Castle Terrace
                                    Edinburgh
                                Scotland EH1 2ES
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  011-44-131-229-5252
                                                   ----------------------------

Date of fiscal year end:  April 30
                        ---------------------------------
Date of reporting period: May 1, 2004 to October 31, 2004
                         --------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

EXPLANATORY NOTE: The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

                          MARTIN CURRIE BUSINESS TRUST

                          MCBT OPPORTUNISTIC EAFE FUND
                        MCBT GLOBAL EMERGING MARKETS FUND
                             MCBT JAPAN MID CAP FUND
                         MCBT PAN EUROPEAN MID CAP FUND
                             MCBT GREATER CHINA FUND


                               SEMI-ANNUAL REPORT

                                OCTOBER 31, 2004

                                   (UNAUDITED)


                              [MARTIN CURRIE LOGO]

                                                   MARTIN CURRIE  BUSINESS TRUST

                                                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
MANAGEMENT DISCUSSION AND ANALYSIS                                             2

SCHEDULES OF INVESTMENTS

  MCBT Opportunistic EAFE Fund                                                13
  MCBT Global Emerging Markets Fund                                           18
  MCBT Japan Mid Cap Fund                                                     22
  MCBT Pan European Mid Cap Fund                                              26
  MCBT Greater China Fund                                                     28

STATEMENTS OF ASSETS & LIABILITIES                                            29

STATEMENTS OF OPERATIONS                                                      30

STATEMENTS OF CHANGES IN NET ASSETS                                           31

FINANCIAL HIGHLIGHTS                                                          34

NOTES TO FINANCIAL STATEMENTS                                                 39

OTHER INFORMATION                                                             45

TRUSTEES AND OFFICERS                                                         47

                                                 MCBT OPPORTUNISTIC EAFE FUND

                                         PROFILE AT OCTOBER 31, 2004 (UNAUDITED)

OBJECTIVE           Capital appreciation through investment in an international portfolio of primarily equity and equity-related securities other than securities of issuers located in the USA and Canada.

LAUNCH DATE         July 1, 1994

FUND SIZE           $38.5m

PERFORMANCE         Total return from May 1, 2004 through October 31, 2004

                    -  MCBT Opportunistic EAFE (excluding all transaction fees)      +4.1%
                    -  Morgan Stanley Capital International (MSCI) EAFE Index        +5.9%

                    Annualized total return from July 1, 1994 through October 31, 2004

                    -  MCBT Opportunistic EAFE (excluding all transaction fees)      +4.2%
                    -  MCBT Opportunistic EAFE (including all transaction fees)      +4.2%
                    -  Morgan Stanley Capital International (MSCI) EAFE Index        +4.6%
                       (From July 31, 1994 through October 31, 2004)

PORTFOLIO           In the six months prior to October 31, 2004, the Fund
COMMENTS            returned 4.1% against the Index's return of 5.9% (net of
                    fees) in dollar terms.

                    From April to June, holdings in emerging markets and materials stocks fell sharply as concerns about China's rate of growth began to emerge. The portfolio was heavily exposed to these areas. Our response was to reduce specific emerging markets weights. However, we decided to keep an overweight position in emerging markets as we identified significant growth opportunities in the year ahead and markets that continued to represent good absolute value. Asset allocation was also impacted in the second half of the period by poor performance from the Japanese market.

                    During the period, the momentum in markets faded in response to rising interest rates, a rising oil price and, most recently, a weaker dollar. Sector performance was less distinctive than individual stock returns. Poor earnings, or even flat forecasts, were sharply penalized by the market. The best performing sectors over the period were utilities and energy. Information technology was the weakest.

                    Within the portfolio, the main contributors to returns were ERICSSON (Swedish telecom), ASTRA INTERNATIONAL (Indonesian automobile manufacturer) and VINCI (French construction company). The poorest returns came from a NICHII GAKKEN (Japanese healthcare company), NOMURA HOLDINGS (Japanese financial services group) and ALUMINUM CORPORATION OF CHINA.

                    We have concentrated on growth opportunities in emerging markets, materials and energy, and on value in telecom stocks and European financials.

                    OUTLOOK

                    With the U.S. election over, there is one less uncertainty for investors. However, many more remain. The outlook for earnings and growth into 2005 is less secure than in the last two years and the dollar appears vulnerable. We are focusing on companies where value is evident and cash flow is strong. We continue to identify this in telecoms, where our main holdings are DEUTSCHE TELEKOM and VODAFONE GROUP.

                    We believe that China's growth is robust and so we are retaining our exposure to emerging markets and materials. We are also keeping our energy weighting. Even if the oil price peaks, this is a fairly valued sector.

INVESTMENT          James Fairweather, a member of the team that has primary
MANAGER PROFILE     responsibility for the day-to-day management of the Fund,
                    spent three years with Montague Loebl Stanley & Co. as an institutional sales and economics assistant. He moved into Eurobond sales for 18 months with Kleinwort Benson before joining Martin Currie in 1984. He has worked in our Far
                    East, North American and continental European investment teams. Appointed a director in 1987, James became head of our continental European team in 1992. He was appointed deputy chief investment officer in 1994 with overall responsibility for our investments in emerging markets.
                    James was promoted to chief investment officer in 1997.

[CHART]

ASSET ALLOCATION
(% of net assets)

Europe                   65%
Japan                    21%
Pacific Basin             9%
Latin America             1%
Short-Term Investment     4%

TOP TEN HOLDINGS
BY REGION/COUNTRY

                                                                                % OF NET ASSETS
                    EUROPE
                    BP                                  (United Kingdom)             3.7%
                    Vodafone Group                      (United Kingdom)             3.1
                    Royal Bank of Scotland Group        (United Kingdom)             2.5
                    BNP Paribas                         (France)                     2.2
                    Roche Holding                       (Switzerland)                2.2
                    UBS                                 (United Kingdom)             2.1
                    Telefonica                          (Spain)                      2.1
                    Eni                                 (Italy)                      1.9
                    GlaxoSmithKline                     (United Kingdom)             1.9
                    Tesco                               (United Kingdom)             1.8

                                               MCBT GLOBAL EMERGING MARKETS FUND

                                         PROFILE AT OCTOBER 31, 2004 (UNAUDITED)

OBJECTIVE           Capital appreciation through investment primarily in equity and equity-related securities of issuers located in countries with emerging markets and developing economies.

LAUNCH DATE         February 14, 1997

FUND SIZE           $367.1m

PERFORMANCE         Total return from May 1, 2004 through October 31, 2004

                    -  MCBT Global Emerging Markets Fund (excluding all transaction fees)         +7.2%
                    -  Morgan Stanley Capital International (MSCI) Emerging Markets Free Index    +9.2%

                    Annualized total return from February 14, 1997 through October 31, 2004

                    -  MCBT Global Emerging Markets Fund (excluding all transaction fees)         +1.2%
                    -  MCBT Global Emerging Markets Fund (including all transaction fees)         +1.0%
                    -  Morgan Stanley Capital International (MSCI) Emerging Markets Free Index    +1.0%
                       (From February 28, 1997 through October 31, 2004)

PORTFOLIO           Over the six months prior to October 31, 2004, global
COMMENTS            emerging markets performed strongly. The MSCI Emerging
                    Markets Index rose by 9.2%, while the MCSI World index was up by 4.7% (in US dollar terms).

                    After a sharp sell-off in April, emerging markets reached a low in mid-May. Emerging markets then recovered as investors became less concerned about the actions of the U.S. Fed and the risk of a 'hard landing' for China's economy.

                    Posting a return of 7.2% (net of fees), the performance of the Fund was behind that of the benchmark over this six-month reporting period. This was mainly due to losses in our Indian holdings. The Indian market suffered from heavy and indiscriminate selling following the victory of Sonia Ghandi's National Congress party in May's parliamentary elections. The unexpected result led to uncertainty over whether reforms and deregulation would continue. We decided to reduce risk and sell two of our stocks most exposed to reform (Oil & Natural Gas and BPCL). This took our weighting in India to neutral. A second factor contributing to the underperformance was the poor performance of our technology-biased Taiwanese portfolio. We restructured this portfolio in August. Since then, the relative performance has improved.

                    Outside of Asia, our performance was very good. In EMEA (Europe, Middle East and Africa) and Latin America, we added value, both through asset allocation and stock selection. Our Egyptian stocks ORASCOM CONSTRUCTION INDUSTRIES and ORASCOM TELECOMMUNICATIONS performed especially well, adding over 1% of relative performance. In South Africa, we decided to hold an underweight position in commodity stocks, which were suffering from the strong value of the rand. Meanwhile, we favored stocks related to domestic consumption. Retail stock EDGARS CONSOLIDATED STORES was our best performer in this area. Stock selection in Mexico and Russia was also successful. Here too, we have preferred stocks related to the domestic economy. Mexican house builder CORPORATION GEO and Russian mobile operator MOBILE TELESYSTEMS were among the strongest performers.

                    OUTLOOK

                    We are still very positive about the mid to long-term outlook for emerging markets' equities and economies. Our strong conviction approach to stock selection is supported by the use of our stock-screening tool (the Dynamic Stock MatrixTM). We expect this process to deliver superior returns over the next 12 to 18 months. We have overweight positions in markets offering strong domestic growth and/or the potential to benefit from convergence or reform. Prime examples are Brazil, Turkey, Indonesia, and CEE (Central East-European) markets.

INVESTMENT          Dariusz Sliwinski, a member of the team that has primary
MANAGER PROFILE     responsibility for the day-to-day management of the Fund,
                    worked in a number of different industries before becoming an investment manager with Bank Gospodarczy Investment Fund
                    Ltd in Poland in 1994. In 1995 he moved to Warsaw-based
                    Consortium Raiffeisen Atkins as a senior investment manager.
                    Dariusz joined Martin Currie's emerging markets team in 1997. He is responsible for researching and recommending stocks in European emerging markets and Latin America and manages Martin Currie IF - Emerging Markets Fund.

                    Dr. Slim Feriani, also a member of the team that has primary responsibility for the day-to-day management of the Fund, joined Nomura International in London as an investment analyst for the Middle East and North Africa after seven years as an assistant professor of finance at the George Washington University in the US. In 1999, he moved to UBCI Asset Management in Tunis as general manager before joining our emerging markets team in 2000. Slim manages investments in global emerging markets and Australia. He is also a specialist in global metal and mining stocks.

[CHART]

ASSET ALLOCATION
(% of net assets)

Pacific Basin          42%
Latin America          18%
Europe                 16%
Africa                 11%
Middle East             6%
Other Areas             6%
Short-Term Investment   1%

TOP TEN HOLDINGS
BY REGION/COUNTRY

                                                                                 % OF NET ASSETS
                    AFRICA
                    Edgars Consolidated Stores           (South Africa)               2.2%

                    EUROPE
                    OTP Bank, GDR, 144A                  (Hungary)                    2.7
                    LUKOIL, ADR                          (Russia)                     2.4

                    LATIN AMERICA
                    Petroleo Brasileiro, ADR             (Brazil)                     3.2
                    Coporation GEO, Series B             (Mexico)                     2.5

                    MIDDLE EAST
                    Orascom, GDR                         (Egypt)                      3.3

                    OTHER AREAS
                    Morgan Stanley & Co.*                (India)                      4.0

                    PACIFIC BASIN
                    Samsung Electronics                  (South Korea)                5.3
                    Astra International                  (Indonesia)                  2.4
                    KT & G                               (South Korea)                2.1

                    * Morgan Stanley & Co. is the issuer of the two equity-linked zero-strike European style call warrants listed on page 19 under India in the Fund's Schedule of Investments. Refer to Note B-Equity Linked Securities on page 40 for further details.

                                                         MCBT JAPAN MID CAP FUND

                                         PROFILE AT OCTOBER 31, 2004 (UNAUDITED)

OBJECTIVE           Capital appreciation through investment primarily in equity and equity-related securities of midsized companies located in Japan.

LAUNCH DATE         August 15, 1994

FUND SIZE           $133.3m

PERFORMANCE         Total return from May 1, 2004 through October 31, 2004

                    -  MCBT Japan Mid Cap Fund (excluding all transaction fees)             -5.2%
                    -  Morgan Stanley Capital International (MSCI) Japan Index              -3.4%

                    Annualized total return from August 15, 1994 through October 31, 2004

                    -  MCBT Japan Mid Cap Fund (excluding all transaction fees)             +5.0%
                    -  MCBT Japan Mid Cap Fund (including all transaction fees)             +4.9%
                    -  Morgan Stanley Capital International (MSCI) Japan Index              -3.4%
                       (From August 31, 1994 to October 31, 2004)

PORTFOLIO           Over the six months prior to October 31, 2004, the Fund fell
COMMENTS            by 5.2% (net of fees) in dollar terms. In comparison, the
                    MSCI Japan index fell by 3.4% in dollar terms.

                    During this period, investors focused on global macro considerations. These included oil prices, the slower Chinese economy and worries about the U.S. economy. All had a negative effect on the Japanese market.

                    Furthermore, production adjustments in LCDs and mobile handsets have hurt Japanese electronic stocks. Meanwhile, sectors that benefited from rising international commodity prices, such as traders, steel and shipping did particularly well.

                    GDP statistics were disappointing. They showed that the Japanese economy has slowed quite sharply recently. Domestic private capital expenditure and machinery orders were also weaker than expected.

                    Consumption statistics continue to be mixed. Income growth is still very modest. There are lower base wages, but more people in employment and a higher rate of overtime. The Bank of Japan, though, reaffirmed their monetary policy. Interest rates will not rise and quantitative easing will remain in place until the consumer price index goes into positive territory.

                    Mid-cap stocks have underperformed the overall market, mainly due to concerns that the domestic economic cycle will be affected by slowing economic growth overseas. The stock price performance of a number of capital goods related shares has been disappointing. These companies stand at relative lows to the market and are trading on historical trough price/earnings ratios. This indicates that the next recession/down turn in the sector has already been discounted. Holdings like AMADA and THK are clear examples here and have hurt our performance.

                    OUTLOOK

                    We continue, however, to be positive about the outlook for private capital expenditure. We remain optimistic that the replacement cycle will be much stronger than in the past. We continue to believe that recovery in the domestic economy will continue and that mid-caps will do well in this environment.

                    Foreigners, though, will have to remain buyers if the market is to make progress, as the supply of new stock has been substantial. This will continue and domestic buyers of the stock market are limited due to a low appetite for risk.

INVESTMENT          Kevin Troup is a member of the team that has primary
MANAGER PROFILE     responsibility for the day-to-day management of the Fund.
                    Kevin joined Scottish Life in 1995 as an investment analyst on the Japan desk. He was promoted to fund manager in 1997.
                    He joined Martin Currie's Japan team as an investment manager in 2000, becoming an assistant director in 2001 and director in 2002.

TOP TEN HOLDINGS

                                                                 % OF NET ASSETS
                    Orix                                              3.3%
                    Sanwa Shutter                                     3.2
                    THK                                               3.0
                    Sumitomo Electric Industries                      3.0
                    Kuraray                                           2.9
                    Leopalace21                                       2.6
                    Yamaha Motor                                      2.4
                    Yamada Denki                                      2.3
                    Koyo Seiko                                        2.3
                    Zeon                                              2.0

                                                  MCBT PAN EUROPEAN MID CAP FUND

                                         PROFILE AT OCTOBER 31, 2004 (UNAUDITED)

OBJECTIVE           Capital appreciation through investment primarily in equity and equity-related securities of midsized companies located in developed European countries, including the United
                    Kingdom.

LAUNCH DATE         June 6, 2002

FUND SIZE           $96.8m

PERFORMANCE         Total return from May 1, 2004 through October 31, 2004

                    -  MCBT Pan European Mid Cap Fund                                      +4.3%
                    -  Morgan Stanley Capital International (MSCI) European Index          +8.2%

                    Annualized total return from June 6, 2002 through October 31, 2004

                    -  MCBT Pan European Mid Cap Fund (excluding all transaction fees)    +20.9%
                    -  Morgan Stanley Capital International (MSCI) European Index         +11.0%

PORTFOLIO           Over the six months prior to October 31, 2004, the portfolio
COMMENTS            returned 4.3% (net of fees), against 8.2% for the Index.
                    Stock markets fell in May and August, but recovered each time. Investors were worried by the price of oil, as well as the possibility that a (normal) reduction in the rate of acceleration of growth might be the harbinger of another recession.

                    This is a pure stock-picking fund. Strong performance came from stocks with good results and earnings upgrades. Some of these were in the commodity sector: YARA INTERNATIONAL (+52%) and XSTRATA (+32%) benefited from rising prices for their commodities, but especially from attractive valuations. We also recorded strong performance from more defensive stocks. ALTADIS (tobacco) rose by 30% due to an attractive valuation and better resistance to tax rises in France than feared, and VINCI gained 26% as the value of its toll road assets was increasingly recognized.

                    The Fund's performance was held back by a number of very poorly performing stocks. EASYJET fell by 66% after announcing two profit warnings in quick succession, MEDION fell by 50% after announcing a profit warning and SKANDIA fell by 23%, having made the claim that it needed the excess cash on its balance sheet to fund new business strain. We sold each of these. ASM INTERNATIONAL continued to fall with the semi-conductor sector, but we think that its valuation is attractive and that it is set to benefit from significant positive change in terms of market share and relocating manufacturing to low cost countries.

                    Our purchases included MPC MUENCHMEYER PETERSEN CAPITAL (an arranger of shipping and real estate funds), which benefits from growing appetite for alternative savings vehicles in Germany and trades on a dividend yield of 7%; UNITED BUSINESS MEDIA (UK specialist publishing), which is benefiting from upgrades due to its under-estimated operational leverage; and P&O NEDLLOYD (shipping), which benefits from a strong outlook for container shipping.

                    OUTLOOK

                    Having underestimated the recovery in profits, analysts' expectations have now caught up with reality, and at times exceeded it. This makes positive surprises harder to come by, and companies with a past trend of positive surprises are often finding the bar has been raised too high. This is the biggest risk to markets. We are reacting by looking for stocks at an early stage of positive earnings revision, or with positive change at an operating level which is likely to eventually filter through to earnings. We will use this approach to take advantage of the recent falls in certain segments of the market. By picking stocks based on quality, value, growth and change, we expect to outperform the market.

INVESTMENT          Stewart Higgins is a mid-cap specialist and a member of the
MANAGER PROFILE     team that has primary responsibility for the day-to-day
                    management of the Fund. Stewart spent 18 months with a life assurance company before joining Martin Currie in 1987. He worked in the UK and continental European teams before becoming a member of the new global products team in 2002.

                    Dr. Eric Woehrling is a mid-cap specialist and also has primary responsibility for the day-to-day management of the Fund. Eric joined Stewart Ivory in 1997 where he specialized in European smaller companies, after training on the UK, European and emerging markets desks. He joined Martin Currie's European team in 2000.

[CHART]

ASSET ALLOCATION
(% of net assets)

Germany             15%
Spain               12%
United Kingdom      12%
France              11%
Norway              11%
Ireland              8%
Denmark              8%
Other Europe        18%
Other Assets
Less Liabilities    5%

TOP TEN HOLDINGS
BY REGION/COUNTRY

                                                                                % OF NET ASSETS
                    EUROPE
                    Continental                          (Germany)                   4.9%
                    Storebrand                           (Norway)                    4.7
                    Anglo Irish Bank                     (Ireland)                   4.6
                    Hypo Real Estate Holding             (Germany)                   4.5
                    Grupo Ferrovial                      (Spain)                     4.5
                    Vinci                                (France)                    4.5
                    Agfa Gevaert                         (Belgium)                   4.0
                    Yara International                   (Norway)                    4.0
                    ProSiebenSat.1 Media                 (Germany)                   3.9
                    ISS A/S                              (Denmark)                   3.9

                                                         MCBT GREATER CHINA FUND

                                         PROFILE AT OCTOBER 31, 2004 (UNAUDITED)

OBJECTIVE           Capital appreciation through investment primarily in equity and equity-related securities of issuers located in Greater
                    China, including The People's Republic of China, Hong Kong and Taiwan.

LAUNCH DATE         December 26, 2003

FUND SIZE           $0.4m

PERFORMANCE         Total return from May 1, 2004 through October 31, 2004

                    -  MCBT Greater China Fund                                             -6.2%
                    -  Morgan Stanley Capital International (MSCI) Golden Dragon Index     +4.8%

                    Total return from December 26, 2003 through October 31, 2004 (not annualized)

                    -  MCBT Greater China Fund                                            -12.1%
                    -  Morgan Stanley Capital International (MSCI) Golden Dragon Index     +3.9%
                       (from December 24, 2003 through October 31, 2004)

                    Returns and net asset values of fund investments will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future performance.

PORTFOLIO           In April, the introduction of credit-tightening measures by
COMMENTS            China's government triggered concerns of a 'hard-landing'
                    for China's economy. As investors in global equity and bond markets worried about the end of cheap money, sentiment towards China remained negative through to August.
                    Performance relative to the benchmark was held back in this period by the Fund's large exposure to management-owned small-caps. The performance of these was behind that of large-cap Hong Kong stocks, which are heavily represented in the index.

                    At the end of August sentiment improved: the price of oil fell back a little and signs of weakness in the U.S. economy calmed fears of rising interest rates and reduced the appeal of the U.S. dollar. The domestic A share market was spurred in September by Premier Wen's call to "accelerate implementation of the nine guidelines". Translated, this was a message to his ministers to push ahead with capital market reform.

                    Having avoided action while inflation was rising, the government raised interest rates in October, just at the time when inflation appeared to have peaked. The target seems to be some overexcitement in parts of the property market.

                    OUTLOOK

                    The interest rate rise has raised fears that it will be the first of many. But, as this is the first rise in nine years, it seems likely that the government will take a few months at least to assess the impact. Also, food prices now seem to be falling and, given their weighting in the consumer price index, this trend is likely to prevail over rising energy costs.

                    We remain positive about the medium and long-term prospects for stocks related to China's economic growth.

INVESTMENT          Chris Ruffle is a member of the team that has primary
MANAGER PROFILE     responsibility for the day-to-day management of the Fund.
                    Fluent in Mandarin and Japanese, Chris has worked in the Far
                    East since 1983. He worked originally in Beijing and Shanghai and then in Australia for a metal trading company.
                    He moved to Warburg Securities in 1987 as an analyst in Tokyo, before establishing Warburg's office in Taiwan
                    (1990-1993). Chris joined Martin Currie in 1994. Based in our Shanghai office, Chris heads our Greater China team.

                    Shifeng Ke is also a member of the team that has primary responsibility for the day-today management of the Fund. Shifeng practiced law for one year before moving to China's Ministry of Labor and Social Security in 1990, where his remit included development of an investment policy for pension funds. Shifeng joined Martin Currie's Asia team in 1997 and co-managed the China Heartland Fund (the only offshore fund to access China's 'A' shares) until 2002. He is also a co-manager of the China Fund Inc. and Martin Currie's China Hedge Fund.

[CHART]

ASSET ALLOCATION
(% of net assets)

Hong Kong              16%
China                   4%
Taiwan                  2%
Short-Term Investment  78%

TOP TEN HOLDINGS
BY REGION/COUNTRY

                                                                                % OF NET ASSETS
                    GREATER CHINA
                    Golden Meditech                     (Hong Kong)                  15.8%
                    Chindex International               (China)                       4.5
                    Soft World International            (Taiwan)                      1.6

                                                    MCBT OPPORTUNISTIC EAFE FUND

                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 2004 (UNAUDITED)

                                                                                US$
                                                              SHARES           VALUE
                                                           -------------   -------------
COMMON STOCKS+ - 94.7%
EUROPE - 63.7%
   BELGIUM - 0.7%
     INBEV                                                         8,106   $     287,789
                                                                           -------------
        TOTAL BELGIUM - (COST $285,681)                                          287,789
                                                                           -------------
   FRANCE - 9.7%
     ARCELOR                                                      19,022         355,009
     BNP PARIBAS                                                  12,456         847,140
     COMPAGNIE DE SAINT-GOBAIN                                     9,305         510,660
     CREDIT AGRICOLE*                                             18,670         546,698
     LAGARDERE S.C.A.*                                             5,971         384,397
     LVMH MOET HENNESSY LOUIS VUITTON                              6,232         426,622
     VINCI                                                         5,629         669,865
                                                                           -------------
        TOTAL FRANCE - (COST $2,534,863)                                       3,740,391
                                                                           -------------
   GERMANY - 5.1%
     CONTINENTAL                                                   8,314         453,624
     DEUTSCHE TELEKOM*                                            22,777         436,122
     SCHERING                                                      7,417         476,447
     SIEMENS                                                       8,144         605,788
                                                                           -------------
        TOTAL GERMANY - (COST $1,791,337)                                      1,971,981
                                                                           -------------
   IRELAND - 1.2%
     ANGLO IRISH BANK                                             24,379         463,464
                                                                           -------------
        TOTAL IRELAND - (COST $398,618)                                          463,464
                                                                           -------------
   ITALY - 6.1%
     AUTOGRILL*                                                   29,340         431,626
     ENI*                                                         32,096         728,304
     TELECOM ITALIA                                              227,452         565,414
     UNICREDITO ITALIANO*                                        113,180         607,427
                                                                           -------------
        TOTAL ITALY - (COST $1,610,038)                                        2,332,771
                                                                           -------------
   NETHERLANDS - 3.4%
     PHILIPS ELECTRONICS                                          18,125         428,612
     TPG                                                          15,124         365,164
     VNU                                                          19,278         526,163
                                                                           -------------
        TOTAL NETHERLANDS - (COST $1,272,600)                                  1,319,939
                                                                           -------------
   NORWAY - 1.3%
     NORSK HYDRO                                                   7,097         520,646
                                                                           -------------
        TOTAL NORWAY - (COST $260,240)                                           520,646
                                                                           -------------

See Notes to Financial Statements.

                                                                                US$
                                                              SHARES           VALUE
                                                           -------------   -------------
COMMON STOCKS+ - CONTINUED
EUROPE - CONTINUED
   SPAIN - 5.1%
     BANCO BILBAO VIZCAYA ARGENTARIA                              41,878   $     656,648
     IBERDROLA*                                                   24,511         536,192
     TELEFONICA                                                   47,821         788,851
                                                                           -------------
        TOTAL SPAIN - (COST $1,296,492)                                        1,981,691
                                                                           -------------
   SWEDEN - 4.0%
     ASSA ABLOY, SERIES B*                                        36,562         493,176
     NORDEA                                                       65,536         565,483
     SANDVIK                                                      12,600         471,269
                                                                           -------------
        TOTAL SWEDEN - (COST $1,125,797)                                       1,529,928
                                                                           -------------
   SWITZERLAND - 3.7%
     ROCHE HOLDING                                                 8,200         837,447
     SWISS LIFE HOLDING*                                           1,248         159,423
     ZURICH FINANCIAL SERVICES                                     2,957         420,666
                                                                           -------------
        TOTAL SWITZERLAND - (COST $945,437)                                    1,417,536
                                                                           -------------
   UNITED KINGDOM - 23.4%
     BARCLAYS                                                     52,068         508,187
     BHP BILLITON                                                 40,471         410,963
     BP                                                          149,084       1,442,762
     CAIRN ENERGY*                                                13,809         372,916
     CENTRICA                                                    144,813         639,609
     GLAXOSMITHKLINE                                              34,045         716,404
     GUS                                                          23,406         382,601
     ROYAL BANK OF SCOTLAND GROUP                                 32,950         970,224
     TESCO                                                       131,935         694,678
     UBS                                                          11,177         804,819
     VODAFONE GROUP                                              459,797       1,176,743
     WPP GROUP                                                    45,501         456,197
     XSTRATA                                                      27,330         423,680
                                                                           -------------
        TOTAL UNITED KINGDOM - (COST $7,333,482)                               8,999,783
                                                                           -------------
TOTAL EUROPE - (COST $18,854,585)                                             24,565,919
                                                                           -------------
JAPAN - 21.4%
     BANK OF YOKOHAMA                                             58,000         346,840
     CANON                                                        10,000         493,303
     DENSO                                                        21,700         519,883

See Notes to Financial Statements.

                                                                                US$
                                                              SHARES           VALUE
                                                           -------------   -------------
COMMON STOCKS+ - CONTINUED
JAPAN - CONTINUED
     EAST JAPAN RAILWAY                                               57   $     299,462
     HONDA MOTOR                                                   8,900         429,806
     JSR                                                          30,000         545,557
     MARUI                                                        23,100         289,567
     MITSUI                                                       82,000         689,134
     NIPPON STEEL                                                137,000         320,468
     NOMURA HOLDINGS                                              35,000         429,164
     NOMURA RESEARCH INSTITUTE                                     3,900         340,634
     ONWARD KASHIYAMA                                             23,000         299,378
     ORIX                                                          4,900         574,486
     ROHM                                                          4,100         420,751
     SHIN-ETSU CHEMICAL                                               50           1,901
     SHOWA DENKO                                                 202,000         487,757
     SUMITOMO ELECTRIC INDUSTRIES                                 32,000         303,339
     TAKEDA CHEMICAL INDUSTRIES                                   11,100         536,050
     THK                                                          18,300         317,946
     TOKYU                                                        63,000         285,229
     YAMADA DENKI                                                  9,000         319,185
                                                                           -------------
TOTAL JAPAN - (COST $7,768,784)                                                8,249,840
                                                                           -------------
LATIN AMERICA - 0.9%
   BRAZIL - 0.9%
     PETROLEO BRASILEIRO, ADR                                     10,700         348,820
                                                                           -------------
        TOTAL BRAZIL - (COST $208,626)                                           348,820
                                                                           -------------
TOTAL LATIN AMERICA - (COST $208,626)                                            348,820
                                                                           -------------
PACIFIC BASIN - 8.7%
   AUSTRALIA - 1.2%
     NEWCREST MINING                                              35,730         444,571
                                                                           -------------
        TOTAL AUSTRALIA - (COST $247,674)                                        444,571
                                                                           -------------
   HONG KONG - 1.9%
     HONG KONG EXCHANGES & CLEARING                              168,000         382,039
     SUN HUNG KAI PROPERTIES                                      39,000         360,763
                                                                           -------------
        TOTAL HONG KONG - (COST $754,194)                                        742,802
                                                                           -------------
   INDONESIA - 1.3%
     ASTRA INTERNATIONAL                                         580,000         500,357
                                                                           -------------
        TOTAL INDONESIA - (COST $343,558)                                        500,357
                                                                           -------------

See Notes to Financial Statements.

                                                                                US$
                                                              SHARES           VALUE
                                                           -------------   -------------
COMMON STOCKS+ - CONTINUED
PACIFIC BASIN - CONTINUED
   MALAYSIA - 1.1%
     TELEKOM MALAYSIA                                            138,500   $     419,145
                                                                           -------------
        TOTAL MALAYSIA - (COST $389,692)                                         419,145
                                                                           -------------
   SINGAPORE - 1.0%
     DBS GROUP HOLDINGS                                           39,000         365,680
                                                                           -------------
        TOTAL SINGAPORE - (COST $363,081)                                        365,680
                                                                           -------------
   SOUTH KOREA - 1.4%
     KOOKMIN BANK*                                                 8,360         279,040
     SK                                                            5,160         269,398
                                                                           -------------
        TOTAL SOUTH KOREA - (COST $521,908)                                      548,438
                                                                           -------------
   THAILAND - 0.8%
     BANGKOK BANK*                                               135,600         317,193
                                                                           -------------
        TOTAL THAILAND - (COST $363,298)                                         317,193
                                                                           -------------
TOTAL PACIFIC BASIN - (COST $2,983,405)                                        3,338,186
                                                                           -------------
TOTAL COMMON STOCKS - (COST $29,815,400)                                      36,502,765
                                                                           -------------
PREFERRED STOCKS+ - 0.9%
EUROPE - 0.9%
   GERMANY - 0.9%
     PORSCHE                                                         544         346,024
                                                                           -------------
        TOTAL GERMANY - (COST $195,027)                                          346,024
                                                                           -------------
TOTAL EUROPE - (COST $195,027)                                                   346,024
                                                                           -------------
TOTAL PREFERRED STOCKS - (COST $195,027)                                         346,024
                                                                           -------------

See Notes to Financial Statements.

                                                             PRINCIPAL          US$
                                                              AMOUNT           VALUE
                                                           -------------   -------------
SHORT-TERM INVESTMENT - 4.3%
     REPURCHASE AGREEMENT WITH STATE STREET BANK AND
        TRUST, 0.900%, 11/01/2004 (a)                      $   1,638,000   $   1,638,000
                                                                           -------------
TOTAL SHORT-TERM INVESTMENT - (COST $1,638,000)                                1,638,000
                                                                           -------------
TOTAL INVESTMENTS - (COST $31,648,427) - 99.9%                                38,486,789
OTHER ASSETS LESS LIABILITIES - 0.1%                                              46,623
                                                                           -------------
NET ASSETS - 100.0%                                                        $  38,533,412
                                                                           =============

*    Non-income producing security.
(a) The repurchase agreement, dated 10/29/2004, due 11/01/2004 with repurchase proceeds of $1,638,123 is collateralized by United States Treasury Bond, 8.500% due 2/15/2020 with a market value of $1,672,370.
+ Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows:
     Apparel & Textiles 0.8%, Auto Parts 1.3%, Automobiles 3.3%, Banks 16.5%, Brewery 0.7%, Building and Construction 3.1%, Business Services 2.1%, Chemicals 1.3%, Diversified 1.6%, Drugs & Health Care 6.7%, Electric Utilities 1.4%, Electrical Equipment 0.8%, Electronics 2.2%, Financial Services 6.4%, Food & Beverages 1.1%, Gas Distribution 1.7%, Industrial Machinery 2.0%, Insurance 1.1%, Metal 1.3%, Mining 3.3%, Miscellaneous 1.8%, Multi Media 1.0%, Oil Integrated 0.9%, Oil & Gas 7.9%, Oil-Refining and Marketing 0.7%, Photography 1.3%, Plastics 1.4%, Publishing 1.3%, Real Estate 0.9%, Restaurants 1.1%, Retail Grocery 1.8%, Retail Trade 2.6%, Steel 1.7%, Telecommunications 8.8%, Tires & Rubber 1.2% and Transportation 2.5%.
ADR  American Depositary Receipts

See Notes to Financial Statements.

                                               MCBT GLOBAL EMERGING MARKETS FUND

                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 2004 (UNAUDITED)

                                                                                US$
                                                              SHARES           VALUE
                                                           -------------   -------------
COMMON STOCKS AND WARRANTS+ - 98.9%
AFRICA - 11.2%
   SOUTH AFRICA - 11.2%
     ABSA GROUP                                                  363,822   $   3,971,662
     ANGLO AMERICAN                                              146,127       3,188,009
     BARLOWORLD                                                  360,000       5,018,004
     EDGARS CONSOLIDATED STORES                                  236,260       8,237,823
     IMPALA PLATINUM HOLDINGS                                     66,879       5,374,293
     LEWIS GROUP*                                                796,871       4,148,274
     STANDARD BANK GROUP                                         698,398       6,122,006
     TELKOM SOUTH AFRICA                                         349,649       4,939,237
                                                                           -------------
        TOTAL SOUTH AFRICA - (COST $29,191,293)                               40,999,308
                                                                           -------------
TOTAL AFRICA - (COST $29,191,293)                                             40,999,308
                                                                           -------------
EUROPE - 16.0%
   CROATIA - 0.9%
     PLIVA D.D., GDR, 144A                                       218,004       3,291,860
                                                                           -------------
        TOTAL CROATIA - (COST $3,270,643)                                      3,291,860
                                                                           -------------
   HUNGARY - 2.7%
     OTP BANK, GDR, 144A                                         198,768      10,013,932
                                                                           -------------
        TOTAL HUNGARY - (COST $4,023,295)                                     10,013,932
                                                                           -------------
   POLAND - 3.8%
     BANK ZACHODNI WBK#                                          218,407       5,510,933
     POLIMEX MOSTOSTAL SIEDLCE#                                  334,255       3,501,860
     POLSKI KONCERN NAFTOWY ORLEN                                436,803       4,718,014
                                                                           -------------
        TOTAL POLAND - (COST $9,976,092)                                      13,730,807
                                                                           -------------
   RUSSIA - 5.8%
     JSC MMC NORILSK NICKEL, ADR                                  86,071       5,345,009
     LUKOIL, ADR*                                                 70,041       8,737,615
     MOBILE TELESYSTEMS, ADR*                                     49,200       7,139,904
                                                                           -------------
        TOTAL RUSSIA - (COST $15,951,509)                                     21,222,528
                                                                           -------------
   TURKEY - 2.8%
     ARCELIK*                                                845,191,926       5,130,192
     HACI OMER SABANCI                                     1,439,719,288       5,223,803
                                                                           -------------
        TOTAL TURKEY - (COST $8,804,736)                                      10,353,995
                                                                           -------------
TOTAL EUROPE - (COST $42,026,275)                                             58,613,122
                                                                           -------------

See Notes to Financial Statements.

                                                                                US$
                                                              SHARES           VALUE
                                                           -------------   -------------
COMMON STOCKS AND WARRANTS+ - CONTINUED
LATIN AMERICA - 17.7%
   BRAZIL - 11.7%
     BANCO ITAU HOLDING FINANCEIRA*                               52,990   $   6,425,281
     COMPANHIA SIDERURGICA NACIONAL                              441,400       6,518,520
     COMPANHIA VALE DO RIO DOCE, ADR                             351,600       7,439,856
     CPFL ENERGIA, ADR*                                          225,800       3,928,920
     PETROLEO BRASILEIRO, ADR                                    361,300      11,778,380
     TELE NORTE LESTE PARTICIPACOES, ADR                         516,100       6,750,588
                                                                           -------------
        TOTAL BRAZIL - (COST $35,090,072)                                     42,841,545
                                                                           -------------
   MEXICO - 6.0%
     AMERICA MOVIL, SERIES L, ADR                                144,150       6,342,600
     CORPORACION GEO, SERIES B*                                5,754,100       9,021,639
     GRUPO FINANCIERO BANORTE, SERIES O                        1,452,059       6,821,078
                                                                           -------------
        TOTAL MEXICO - (COST $13,828,479)                                     22,185,317
                                                                           -------------
TOTAL LATIN AMERICA - (COST $48,918,551)                                      65,026,862
                                                                           -------------
MIDDLE EAST - 6.4%
   EGYPT - 3.3%
     ORASCOM CONSTRUCTION INDUSTRIES, GDR#                       265,236       6,267,527
     ORASCOM TELECOMMUNICATIONS, GDR*                            337,931       5,778,620
                                                                           -------------
        TOTAL EGYPT - (COST $7,208,140)                                       12,046,147
                                                                           -------------
   ISRAEL - 3.1%
     BANK HAPOALIM                                             1,274,003       3,459,426
     RADWARE                                                     177,300       4,379,310
     TEVA PHARMACEUTICAL INDUSTRIES, ADR                         143,400       3,728,400
                                                                           -------------
        TOTAL ISRAEL - (COST $13,004,091)                                     11,567,136
                                                                           -------------
TOTAL MIDDLE EAST - (COST $20,212,231)                                        23,613,283
                                                                           -------------
OTHER AREAS - 5.7%
   INDIA - 4.0%
     BHARAT HEAVY ELECTRICALS, 144A, EUROPEAN STYLE
     CALL WARRANTS, EXPIRING 4/1/05*#^                           400,546       5,513,676
     SATYAM COMPUTER, 144A, EUROPEAN STYLE CALL
     WARRANTS, EXPIRING 4/11/07*#^                             1,092,223       9,000,791
                                                                           -------------
        TOTAL INDIA - (COST $9,961,229)                                       14,514,467
                                                                           -------------
   INVESTMENT COMPANIES - 1.7%
     TAIWAN OPPORTUNITIES FUND LTD.*# (b)                        561,128       6,245,355
     THE CHINA HEARTLAND FUND LTD.*# (b) ^                        16,206          62,555
                                                                           -------------
        TOTAL INVESTMENT COMPANIES - (COST $5,803,605)                         6,307,910
                                                                           -------------
TOTAL OTHER AREAS - (COST $15,764,834)                                        20,822,377
                                                                           -------------

See Notes to Financial Statements.

                                                                                US$
                                                              SHARES           VALUE
                                                           -------------   -------------
COMMON STOCKS AND WARRANTS+ - CONTINUED
PACIFIC BASIN - 41.9%
   CHINA - 1.9%
     CHINA TELECOM, H SHARES                                  21,368,000   $   6,863,236
                                                                           -------------
        TOTAL CHINA - (COST $8,097,967)                                        6,863,236
                                                                           -------------
   HONG KONG - 2.7%
     CNOOC                                                    12,365,000       6,394,183
     HONG KONG EXCHANGES & CLEARING                            1,480,000       3,365,581
                                                                           -------------
        TOTAL HONG KONG - (COST $9,694,931)                                    9,759,764
                                                                           -------------
   INDONESIA - 4.8%
     ASTRA INTERNATIONAL                                      10,210,500       8,808,443
     PT BUMI RESOURCES*                                       62,296,900       4,963,487
     PT TELEKOMUNIKASI INDONESIA                               7,872,000       3,763,196
                                                                           -------------
        TOTAL INDONESIA - (COST $12,048,683)                                  17,535,126
                                                                           -------------
   MALAYSIA - 3.0%
     TELEKOM MALAYSIA                                          1,827,600       5,530,894
     TENAGA NASIONAL                                           1,829,500       5,344,066
                                                                           -------------
        TOTAL MALAYSIA - (COST $10,350,638)                                   10,874,960
                                                                           -------------
   SOUTH KOREA - 16.6%
     DAELIM INDUSTRIAL                                           126,690       5,427,149
     HYNIX SEMICONDUCTOR*                                        363,810       4,123,505
     KOOKMIN BANK*                                               107,300       3,581,455
     KT                                                          153,120       4,974,179
     KT & G                                                      283,730       7,849,737
     LG ELECTRONICS                                               91,920       5,184,600
     LOCUS*                                                            7              24
     LOCUS TECHNOLOGIES*                                              29              33
     SAMSUNG ELECTRONICS                                          49,889      19,568,242
     SK                                                          104,870       5,475,140
     WOORI FINANCE HOLDINGS                                      683,820       4,906,660
                                                                           -------------
        TOTAL SOUTH KOREA - (COST $50,021,104)                                61,090,724
                                                                           -------------
   TAIWAN - 10.6%
     ASUSTEK COMPUTER                                          2,282,000       5,055,171
     CATHAY FINANCIAL HOLDING                                  3,709,000       7,106,002
     CATHAY REAL ESTATE DEVELOPMENT                           12,910,000       6,492,681
     KYE SYSTEMS                                                       1               1
     TAIWAN CEMENT                                            10,155,000       5,502,335
     TAIWAN GREEN POINT ENTERPRISES                            1,322,000       3,640,892

See Notes to Financial Statements.

                                                                                US$
                                                              SHARES           VALUE
                                                           -------------   -------------
COMMON STOCKS AND WARRANTS+ - CONTINUED
PACIFIC BASIN - CONTINUED
   TAIWAN - CONTINUED
     TAIWAN SEMICONDUCTOR MANUFACTURING                        5,906,314   $   7,744,247
     YUANTA CORE PACIFIC SECURITIES                            4,983,000       3,505,478
                                                                           -------------
        TOTAL TAIWAN - (COST $38,871,643)                                     39,046,807
                                                                           -------------
   THAILAND - 2.3%
     BANGKOK BANK*                                             2,246,300       5,254,503
     LAND AND HOUSES                                          13,946,800       3,398,343
                                                                           -------------
        TOTAL THAILAND - (COST $8,869,139)                                     8,652,846
                                                                           -------------
TOTAL PACIFIC BASIN - (COST $137,954,105)                                    153,823,463
                                                                           -------------
TOTAL COMMON STOCKS AND WARRANTS - (COST $294,067,289)                       362,898,415
                                                                           -------------

                                                             PRINCIPAL
                                                              AMOUNT
                                                           -------------
SHORT-TERM INVESTMENT - 1.0%
     REPURCHASE AGREEMENT WITH STATE STREET BANK AND
        TRUST, 0.900%, 11/01/2004 (a)                      $   3,661,000       3,661,000
                                                                           -------------
TOTAL SHORT-TERM INVESTMENT - (COST $3,661,000)                                3,661,000
                                                                           -------------
TOTAL INVESTMENTS - (COST $297,728,289) - 99.9%                              366,559,415
OTHER ASSETS LESS LIABILITIES - 0.1%                                             529,724
                                                                           -------------
NET ASSETS - 100.0%                                                        $ 367,089,139
                                                                           =============

*    Non-income producing security.
# Illiquid security. Some restrictions may apply to the resale of this security due to limited trading volume.
(a) The repurchase agreement, dated 10/29/2004, due 11/01/2004 with repurchase proceeds of $3,661,275 is collateralized by United States Treasury Bond 5.375% due 2/15/2031 with a market value of $3,738,012.
(b) Martin Currie Investment Management Ltd., an affiliate of Martin Currie Inc., provides investment management services to the Taiwan Opportunities Fund Ltd. and The China Heartland Fund Ltd. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies. At October 31, 2004, trading of shares of The China Heartland Fund Ltd. was suspended.
+ Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows:
     Automobiles 2.4%, Banks 12.1%, Building and Construction 6.6%, Coal 1.4%, Computers 1.4%, Computers & Business Equipment 1.2%, Diversified 2.8%, Drugs & Health Care 1.9%, Electric Utilities 2.5%, Electronics 6.7%, Financial Services 9.0%, Homebuilders 2.5%, Household Appliances & Home Furnishing 2.5%, Insurance 1.9%, Investment Companies 1.7%, Metals 3.5%, Mining 2.3%, Oil Integrated 5.6%, Oil & Gas 1.7%, Oil-Refining and Marketing 2.8%, Plastics 1.0%, Real Estate 1.8%, Retail Trade 2.3%, Semi-Conductor Manufacturing Equipment 3.2%, Steel 1.8%, Telecommunications 14.2% and Tobacco 2.1%.
^ Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
ADR  American Depositary Receipts
GDR  Global Depositary Receipts
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

                                                         MCBT JAPAN MID CAP FUND

                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 2004 (UNAUDITED)

                                                                                US$
                                                              SHARES           VALUE
                                                           -------------   -------------
COMMON STOCKS - 95.7%
   APPAREL & TEXTILES - 4.7%
     KURARAY                                                     493,000   $   3,850,255
     ONWARD KASHIYAMA                                            183,000       2,382,003
                                                                           -------------
                                                                               6,232,258
                                                                           -------------
   AUTO PARTS - 6.0%
     KOYO SEIKO                                                  266,000       3,000,717
     NIFCO                                                       130,500       1,911,587
     NOK                                                          59,700       1,813,186
     SANDEN                                                      195,000       1,272,779
                                                                           -------------
                                                                               7,998,269
                                                                           -------------
   BANKS - 5.4%
     BANK OF YOKOHAMA                                            449,000       2,685,022
     SAPPORO HOKUYO HOLDINGS                                         386       2,526,731
     SURUGA BANK                                                 264,000       2,029,428
                                                                           -------------
                                                                               7,241,181
                                                                           -------------
   BROADCASTING - 2.0%
     FUJI TELEVISION NETWORK                                       1,170       2,637,521
                                                                           -------------
   BUILDING AND CONSTRUCTION - 5.2%
     OBAYASHI                                                    502,000       2,698,925
     SANWA SHUTTER                                               835,000       4,268,723
                                                                           -------------
                                                                               6,967,648
                                                                           -------------
   BUSINESS SERVICES - 1.3%
     FULLCAST                                                        850       1,755,801
                                                                           -------------
   CHEMICALS - 1.2%
     NITTO DENKO                                                  34,300       1,627,325
                                                                           -------------
   COMPUTER SERVICES - 0.9%
     TIS                                                          36,700       1,239,257
                                                                           -------------
   COMPUTER SOFTWARE - 2.9%
     NIPPON SYSTEM DEVELOPMENT                                    73,800       1,210,509
     NOMURA RESEARCH INSTITUTE                                    29,700       2,594,058
                                                                           -------------
                                                                               3,804,567
                                                                           -------------
   COMPUTERS & BUSINESS EQUIPMENT - 1.7%
     HITACHI SYSTEMS & SERVICES                                  162,300       2,235,031
                                                                           -------------

See Notes to Financial Statements.

                                                                                US$
                                                              SHARES           VALUE
                                                           -------------   -------------
COMMON STOCKS - CONTINUED
   CONSTRUCTION - 3.0%
     DAIWA HOUSE INDUSTRY                                        255,000   $   2,607,244
     MAEDA ROAD CONSTRUCTION                                     184,000       1,318,996
                                                                           -------------
                                                                               3,926,240
                                                                           -------------
   CONSTRUCTION MATERIALS - 0.5%
     WAKITA                                                       79,000         707,885
                                                                           -------------
   ELECTRICAL EQUIPMENT - 3.0%
     SUMITOMO ELECTRIC INDUSTRIES                                418,000       3,962,366
                                                                           -------------
   ELECTRONICS - 7.6%
     MIMASU SEMICONDUCTOR INDUSTRY                                51,000         648,444
     OMRON                                                       114,900       2,606,437
     RYOYO ELECTRO                                                99,200       1,349,240
     SANKEN ELECTRIC                                             204,000       2,382,117
     YAMADA DENKI                                                 87,700       3,110,281
                                                                           -------------
                                                                              10,096,519
                                                                           -------------
   ENGINEERING - 2.0%
     CHIYODA*                                                    357,000       2,700,566
                                                                           -------------
   FINANCIAL SERVICES - 4.7%
     CREDIT SAISON                                                60,000       1,918,506
     ORIX                                                         37,100       4,349,679
                                                                           -------------
                                                                               6,268,185
                                                                           -------------
   FOOD & BEVERAGES - 1.9%
     NISSIN FOOD PRODUCTS                                        106,400       2,594,265
                                                                           -------------
   GENERAL TRADING - 1.6%
     ITOCHU*                                                     506,000       2,176,344
                                                                           -------------
   HOTELS & RESTAURANTS - 1.9%
     SKYLARK                                                     155,300       2,572,220
                                                                           -------------
   INDUSTRIAL GASES - 0.6%
     AIR WATER                                                   136,000         851,764
                                                                           -------------
   INDUSTRIAL MACHINERY - 6.3%
     AMADA                                                       485,000       2,580,079
     FUJI MACHINE MANUFACTURING                                  198,200       1,863,850
     THK                                                         230,300       4,001,251
                                                                           -------------
                                                                               8,445,180
                                                                           -------------

See Notes to Financial Statements.

                                                                                US$
                                                              SHARES           VALUE
                                                           -------------   -------------
COMMON STOCKS - CONTINUED
   LEASE RENTAL OBLIGATIONS - 0.3%
     NISHIO RENT ALL                                              34,600   $     339,081
                                                                           -------------
   LEISURE TIME - 2.3%
     KONAMI SPORTS                                                30,800         565,916
     MIZUNO                                                      501,000       1,904,386
     XEBIO                                                        24,000         640,634
                                                                           -------------
                                                                               3,110,936
                                                                           -------------
   MANUFACTURING - 2.0%
     ARRK                                                         70,000       2,601,396
                                                                           -------------
   MEDICAL PRODUCTS - 1.5%
     SUZUKEN                                                      92,100       1,958,927
                                                                           -------------
   MISCELLANEOUS - 3.8%
     DAIKIN INDUSTRIES                                           106,300       2,586,814
     NIPPON SANSO                                                493,000       2,455,235
                                                                           -------------
                                                                               5,042,049
                                                                           -------------
   PLASTICS - 1.0%
     TAISEI LAMICK                                                56,900       1,277,325
                                                                           -------------
   REAL ESTATE - 4.5%
     LEOPALACE21                                                 193,000       3,524,316
     MITSUI FUDOSAN                                              235,000       2,493,633
                                                                           -------------
                                                                               6,017,949
                                                                           -------------
   RESTAURANTS - 0.4%
     OOTOYA#                                                      80,400         553,594
                                                                           -------------
   RETAIL - 2.0%
     RYOHIN KEIKAKU                                               59,400       2,655,688
                                                                           -------------
   SCHOOLS - 1.1%
     TAC#                                                        269,400       1,435,682
                                                                           -------------
   TIRES & RUBBER - 3.9%
     JSR                                                         132,000       2,400,453
     ZEON                                                        345,000       2,720,430
                                                                           -------------
                                                                               5,120,883
                                                                           -------------
   TRANSPORTATION - 6.3%
     KEIO ELECTRIC RAILWAY                                       490,000       2,592,813
     WEST JAPAN RAILWAY                                              661       2,637,266
     YAMAHA MOTOR                                                211,100       3,211,699
                                                                           -------------
                                                                               8,441,778
                                                                           -------------

See Notes to Financial Statements.

                                                                                US$
                                                              SHARES           VALUE
                                                           -------------   -------------
COMMON STOCKS - CONTINUED
   UTILITIES - 1.0%
     OSAKA GAS                                                   469,000   $   1,358,074
                                                                           -------------
   WATER - 1.0%
     KURITA WATER INDUSTRIES                                      93,100       1,373,405
                                                                           -------------
   WEB PORTALS - 0.2%
     eACCESS*                                                        261         231,656
                                                                           -------------
TOTAL COMMON STOCK - (COST $116,989,006)                                     127,558,815
                                                                           -------------

                                                             PRINCIPAL
                                                               AMOUNT
                                                           -------------
CONVERTIBLE BONDS - 3.3%
   ELECTRONICS - 1.0%
     MIMASU SEMICONDUCTOR INDUSTRY, 0.00%,
       11/30/2007 (a)                                      Y 122,000,000       1,294,567
                                                                           -------------
   FINANCIAL SERVICES - 1.4%
     LOPRO, 0.00%, 10/22/2011 (a)                          Y 204,000,000       1,901,075
                                                                           -------------
   WEB PORTALS - 0.9%
     eACCESS, 0.00%, 6/28/2011 (a)                         Y 120,000,000       1,153,933
                                                                           -------------
TOTAL CONVERTIBLE BONDS - (COST $4,116,530)                                    4,349,575
                                                                           -------------
SHORT-TERM INVESTMENT - 0.2%
     REPURCHASE AGREEMENT WITH STATE STREET BANK AND
       TRUST, 0.90%, 11/01/2004 (b)                        $     286,000         286,000
                                                                           -------------
TOTAL SHORT-TERM INVESTMENT - (COST $286,000)                                    286,000
                                                                           -------------
TOTAL INVESTMENTS - (COST $121,391,536) - 99.2%                              132,194,390
OTHER ASSETS LESS LIABILITIES - 0.8%                                           1,123,940
                                                                           -------------
NET ASSETS - 100.0%                                                        $ 133,318,330
                                                                           =============

*    Non-income producing security.
# Illiquid security. Some restrictions may apply to the resale of this security due to limited trading volume.
(a)  Zero coupon bond.
(b) The repurchase agreement, dated 10/29/2004, due 11/01/2004 with repurchase proceeds of $286,021 is collateralized by United States Treasury Bond 8.875% due 2/15/2019 with a market value of $294,000.
Y    Par denominated in Japanese yen.

See Notes to Financial Statements.

                                                  MCBT PAN EUROPEAN MID CAP FUND

                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 2004 (UNAUDITED)

                                                                                US$
                                                              SHARES           VALUE
                                                           -------------   -------------
COMMON STOCKS+ - 90.8%
   BELGIUM - 4.0%
     AGFA GEVAERT                                                123,674   $   3,894,191
                                                                           -------------
        TOTAL BELGIUM - (COST $3,214,435)                                      3,894,191
                                                                           -------------
   DENMARK - 7.8%
     CARLSBERG, B SHARES                                          79,600       3,693,783
     ISS A/S                                                      71,300       3,791,772
                                                                           -------------
        TOTAL DENMARK - (COST $7,453,354)                                      7,485,555
                                                                           -------------
   FINLAND - 2.4%
     M-REAL OYJ, B SHARES                                        379,184       2,344,411
                                                                           -------------
        TOTAL FINLAND - (COST $2,127,761)                                      2,344,411
                                                                           -------------
   FRANCE - 11.1%
     IMERYS                                                       45,740       3,212,845
     THOMSON                                                     140,731       3,182,624
     VINCI                                                        36,672       4,364,061
                                                                           -------------
        TOTAL FRANCE - (COST $7,279,025)                                      10,759,530
                                                                           -------------
   GERMANY - 11.0%
     CONTINENTAL                                                  87,342       4,765,504
     HYPO REAL ESTATE HOLDING*                                   117,556       4,393,905
     MPC MUENCHMEYER PETERSEN CAPITAL                             21,632       1,516,706
                                                                           -------------
        TOTAL GERMANY - (COST $6,772,754)                                     10,676,115
                                                                           -------------
   IRELAND - 8.3%
     ANGLO IRISH BANK                                            235,514       4,475,971
     DEPFA BANK                                                  231,899       3,547,497
                                                                           -------------
        TOTAL IRELAND - (COST $5,775,157)                                      8,023,468
                                                                           -------------
   ITALY - 3.6%
     AUTOGRILL*                                                  238,058       3,502,116
                                                                           -------------
        TOTAL ITALY - (COST $2,759,460)                                        3,502,116
                                                                           -------------
   NETHERLANDS - 5.8%
     ASM INTERNATIONAL*                                          212,094       3,071,487
     KONINKLIJKE (ROYAL) P & O NEDLLOYD                           58,180       2,532,090
                                                                           -------------
        TOTAL NETHERLANDS - (COST $5,971,791)                                  5,603,577
                                                                           -------------
   NORWAY - 10.7%
     STOREBRAND                                                  604,324       4,584,657
     TOMRA SYSTEMS                                               442,600       1,945,418
     YARA INTERNATIONAL*                                         357,932       3,821,189
                                                                           -------------
        TOTAL NORWAY - (COST $8,045,284)                                      10,351,264
                                                                           -------------

See Notes to Financial Statements.

                                                                                US$
                                                              SHARES           VALUE
                                                           -------------   -------------
COMMON STOCKS+ - CONTINUED
   SPAIN - 12.3%
     ALTADIS*                                                     61,593   $   2,258,984
     CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE#       230,795       2,280,185
     GAMESA CORPORACION TECNOLIGICA                              214,662       2,958,168
     GRUPO FERROVIAL*                                             98,972       4,379,342
                                                                           -------------
        TOTAL SPAIN - (COST $10,032,863)                                      11,876,679
                                                                           -------------
   SWEDEN - 1.8%
     GETINGE, B SHARES                                           156,000       1,741,635
                                                                           -------------
        TOTAL SWEDEN - (COST $1,503,769)                                       1,741,635
                                                                           -------------
   UNITED KINGDOM - 12.0%
     CAIRN ENERGY*                                                12,726         343,669
     COLLINS STEWART TULLETT                                     365,667       2,624,711
     COLLINS STEWART TULLETT, NEW SHARES*#                        67,696         484,982
     KESA ELECTRICALS                                            365,339       1,823,082
     UNITED BUSINESS MEDIA                                       307,875       2,694,227
     XSTRATA                                                     236,697       3,669,364
                                                                           -------------
        TOTAL UNITED KINGDOM - (COST $10,110,865)                             11,640,035
                                                                           -------------
TOTAL COMMON STOCKS - (COST $71,046,518)                                      87,898,576
                                                                           -------------
PREFERRED STOCKS+ - 3.9%
   GERMANY - 3.9%
     PROSIEBENSAT.1 MEDIA                                        212,895       3,810,435
                                                                           -------------
        TOTAL GERMANY - (COST $2,861,286)                                      3,810,435
                                                                           -------------
TOTAL PREFERRED STOCKS - (COST $2,861,286)                                     3,810,435
                                                                           -------------
TOTAL INVESTMENTS - (COST $73,907,804) - 94.7%                                91,709,011
OTHER ASSETS LESS LIABILITIES - 5.3%                                           5,083,519
                                                                           -------------
NET ASSETS - 100.0%                                                        $  96,792,530
                                                                           =============

*    Non-income producing security.
# Illiquid security. Some restrictions may apply to the resale of this security due to limited trading volume.
+ Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows:
     Aerospace/Defense 3.1%, Audio Video Products 3.3%, Auto Parts 4.9%, Banks 12.8%, Brewery 3.8%, Building and Construction 12.4%, Commercial Services 3.9%, Drugs & Healthcare 1.8%, Fertilizers 3.9%, Financial Services 4.8%, Insurance 4.7%, Mining 3.8%, Multi Media 3.9%, Oil & Gas 0.4%, Paper 2.4%, Photography 4.0%, Public Thoroughfares 2.4%, Publishing 2.8%, Recycling 2.0%, Restaurants 3.6%, Retail 1.9%, Semi-Conductor Manufacturing Equipment 3.2%, Tobacco 2.3% and Transportation 2.6%.

See Notes to Financial Statements.

                                                         MCBT GREATER CHINA FUND

                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 2004 (UNAUDITED)

                                                                                US$
                                                              SHARES           VALUE
                                                           -------------   -------------
COMMON STOCKS AND WARRANTS+ - 21.9%

   CHINA - 4.5%
     CHINDEX INTERNATIONAL, WARRANTS,
       EXPIRING 3/31/2009*# (b)                                    2,160   $       7,862
     CHINDEX INTERNATIONAL, WARRANTS,
       EXPIRING 5/31/2009*# (b)                                    3,240          12,110
                                                                           -------------
        TOTAL CHINA - (COST $0)                                                   19,972
                                                                           -------------
   HONG KONG - 15.8%
     GOLDEN MEDITECH                                             288,000          69,562
                                                                           -------------
        TOTAL HONG KONG - (COST $54,047)                                          69,562
                                                                           -------------
   TAIWAN - 1.6%
     SOFT WORLD INTERNATIONAL                                      4,539           6,930
                                                                           -------------
        TOTAL TAIWAN - (COST $17,224)                                              6,930
                                                                           -------------
TOTAL COMMON STOCKS AND WARRANTS - (COST $71,271)                                 96,464
                                                                           -------------

                                                             PRINCIPAL
                                                              AMOUNT
                                                           -------------
SHORT-TERM INVESTMENT - 68.7%
     REPURCHASE AGREEMENT WITH STATE STREET BANK AND
       TRUST, 0.900%, 11/1/2004 (a)                        $     302,000         302,000
                                                                           -------------
TOTAL SHORT-TERM INVESTMENT - (COST $302,000)                                    302,000
                                                                           -------------
TOTAL INVESTMENTS - (COST $373,271) - 90.6%                                      398,464
OTHER ASSETS LESS LIABILITIES - 9.4%                                              41,266
                                                                           -------------
NET ASSETS - 100.0%                                                        $     439,730
                                                                           =============

*    Non-income producing security.
# Illiquid security. Some restrictions may apply to the resale of this security due to limited trading volume.
(a) The repurchase agreement, dated 10/29/2004, due 11/01/2004 with repurchase proceeds of $302,023 is collateralized by United States Treasury Bond 7.625% due 2/15/2025 with a market value of $309,883.
(b) Denotes a restricted security. At October 31, 2004, the Fund owned the following securities (representing 4.54% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Fund has various registration rights with respect to these securities. The fair value of these securities is determined using methods determined in good faith by or at the direction of the Trustees. This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

                                             DATE OF
               DESCRIPTION                 ACQUISITION      SHARES         COST      FAIR VALUE
               -----------                 -----------   -----------   -----------   -----------
     Chindex International, Warrants,
        expiring 3/31/09                   3/26/04             2,160   $         0   $     7,862
     Chindex International, Warrants,
        expiring 5/31/09                   5/03/04             3,240             0        12,110
                                                                       -----------   -----------
                                                                       $         0   $    19,972
                                                                       ===========   ===========

+ Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows:
     Computer Software 1.6%, Medical Products 15.8% and Retail 4.5%.

See Notes to Financial Statements.

                                                    MARTIN CURRIE BUSINESS TRUST

                                              STATEMENTS OF ASSETS & LIABILITIES
                                                    OCTOBER 31, 2004 (UNAUDITED)

                                                 MCBT              MCBT             MCBT              MCBT             MCBT
                                          OPPORTUNISTIC EAFE  GLOBAL EMERGING     JAPAN MID       PAN EUROPEAN       GREATER
                                                 FUND          MARKETS FUND       CAP FUND        MID CAP FUND      CHINA FUND
                                          ------------------  ---------------  --------------    --------------   --------------
ASSETS
  Investment in securities, at value        $   36,848,789    $  362,898,415   $  131,908,390    $   91,709,011   $       96,464
  Repurchase agreements, at value                1,638,000         3,661,000          286,000                 -          302,000
  Cash                                                  41               630              700                 -              186
  Foreign currency, at value                             -           204,513        1,298,519            14,627           48,079
  Receivable for investments sold                      169                 -          327,696         5,271,034                -
  Dividends and interest receivable                131,007         1,211,308          459,234                 -            4,073
  Foreign tax reclaims receivable                   98,415             5,721                -            62,799                -
  Prepaid insurance expense                          5,321            47,649           20,725            13,746                -
  Receivable due from
    Investment Manager                                   -                 -                -                 -            2,051
                                            --------------    --------------   --------------    --------------   --------------
    TOTAL ASSETS                                38,721,742       368,029,236      134,301,264        97,071,217          452,853
                                            --------------    --------------   --------------    --------------   --------------
LIABILITIES
  Payable to custodian bank                         66,139                 -                -             3,085                -
  Payable for investments purchased                      -                 -          587,448             1,584                -
  Management fee payable                            65,516           682,620          346,874           236,754                -
  Administration fee payable                         5,253            18,665            9,021             6,553                -
  Trustees fee payable                               1,605            16,503            5,616             4,038                -
  Capital gains taxes accrued                           77            39,978                -                 -                -
  Accrued expenses and other liabilities            49,740           182,331           33,975            26,673           13,123
                                            --------------    --------------   --------------    --------------   --------------
    TOTAL LIABILITIES                              188,330           940,097          982,934           278,687           13,123
                                            --------------    --------------   --------------    --------------   --------------
TOTAL NET ASSETS                            $   38,533,412    $  367,089,139   $  133,318,330    $   96,792,530   $      439,730
                                            ==============    ==============   ==============    ==============   ==============
COMPOSITION OF NET ASSETS
  Paid-in capital                           $   54,609,613    $  238,772,665   $  127,328,940    $   65,953,857   $    1,082,706
  Undistributed net investment
    income (loss)                                  147,188         1,274,955        1,196,610            82,728           (1,303)
  Accumulated net realized gain (loss) on
    investments and foreign currency
    transactions                               (23,082,284)       58,243,183       (6,031,599)       12,951,508         (667,408)
  Net unrealized appreciation
    on investments and foreign currency          6,858,895        68,798,336       10,824,379        17,804,437           25,735
                                            --------------    --------------   --------------    --------------   --------------
TOTAL NET ASSETS                            $   38,533,412    $  367,089,139   $  133,318,330    $   96,792,530   $      439,730
                                            ==============    ==============   ==============    ==============   ==============
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING                                    3,543,000        41,564,498       11,036,831         6,164,835           50,000
NET ASSET VALUE PER SHARE                   $        10.88    $         8.83   $        12.08    $        15.70   $         8.79

Identified cost of investments              $   31,648,427    $  297,728,289   $  121,391,536    $   73,907,804   $      373,271
Cost of foreign currency                    $      (66,042)   $      204,610   $    1,296,019    $       14,501   $       47,561

See Notes to Financial Statements.

                                                    MARTIN CURRIE BUSINESS TRUST

                                                        STATEMENTS OF OPERATIONS
                                   SIX MONTHS ENDED OCTOBER 31, 2004 (UNAUDITED)

                                                 MCBT              MCBT             MCBT              MCBT             MCBT
                                          OPPORTUNISTIC EAFE  GLOBAL EMERGING     JAPAN MID       PAN EUROPEAN       GREATER
                                                 FUND          MARKETS FUND       CAP FUND        MID CAP FUND      CHINA FUND
                                          ------------------  ---------------  --------------    --------------   --------------
INVESTMENT INCOME
  Interest income                           $        4,802    $       34,327   $        1,184    $        2,647   $        2,420
  Dividend income                                  461,749         5,344,580          494,744           816,090           74,578
  Foreign taxes witheld                            (35,191)         (625,489)         (34,632)         (109,396)          (7,440)
                                            --------------    --------------   --------------    --------------   --------------
    TOTAL INVESTMENT INCOME                        431,360         4,753,418          461,296           709,341           69,558
                                            --------------    --------------   --------------    --------------   --------------
EXPENSES
  Management fees                                  128,379         1,344,649          666,909           473,031           25,707
  Custodian fees                                    74,938           375,058           60,494            62,030           37,324
  Administration fees                               32,515           109,400           54,435            39,905           24,943
  Audit fees                                        19,970            19,970           19,970            19,970                -
  Legal fees                                         5,178            52,313           18,371            13,000              971
  Transfer agent fees                                3,093             3,249            2,986             3,167            1,875
  Trustees fees                                      1,603            16,458            5,631             4,071                -
  Miscellaneous expenses                             4,060           159,303           18,493            12,762            5,031
                                            --------------    --------------   --------------    --------------   --------------
    TOTAL EXPENSES                                 269,736         2,080,400          847,289           627,936           95,851
  Expense waived/reimbursed by
    Investment Manager                                   -                 -                -                 -          (36,887)
  Expense waived by Administrator                        -                 -                -                 -           (8,571)
                                            --------------    --------------   --------------    --------------   --------------
    NET EXPENSES                                   269,736         2,080,400          847,289           627,936           50,393
                                            --------------    --------------   --------------    --------------   --------------
NET INVESTMENT INCOME (LOSS)                       161,624         2,673,018         (385,993)           81,405           19,165
                                            --------------    --------------   --------------    --------------   --------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY
  TRANSACTIONS
  Net realized gain (loss) on investments
    (net of foreign taxes paid of $0,
    $7,348, $0, $0 and $0, respectively)         1,414,086        24,599,247        5,520,332         6,208,865         (574,209)
  Net realized gain (loss) on foreign
    currency transactions                          (11,845)       (1,808,705)         (15,583)           39,825           (7,474)
  Net change in unrealized appreciation
    (depreciation) on:
    Investments (net of foreign taxes
      of $77, ($20,228), $0, $0
      and $0, respectively)                        (39,242)       (4,977,354)     (12,008,715)       (2,360,301)         220,974
    Foreign currency                                14,110            36,891           33,868             6,573              922
                                            --------------    --------------   --------------    --------------   --------------
NET GAIN (LOSS) ON
INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS                            1,377,109        17,850,079       (6,470,098)        3,894,962         (359,787)
                                            --------------    --------------   --------------    --------------   --------------
NET INCREASE (DECREASE)
IN NET ASSETS FROM
OPERATIONS                                  $    1,538,733    $   20,523,097   $   (6,856,091)   $    3,976,367   $     (340,622)
                                            ==============    ==============   ==============    ==============   ==============

See Notes to Financial Statements.

                                                    MARTIN CURRIE BUSINESS TRUST

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                       MCBT                                MCBT
                                                              OPPORTUNISTIC EAFE FUND          GLOBAL EMERGING MARKETS FUND
                                                        ---------------------------------   ---------------------------------
                                                        SIX MONTHS ENDED        YEAR        SIX MONTHS ENDED        YEAR
                                                        OCTOBER 31, 2004        ENDED       OCTOBER 31, 2004        ENDED
                                                           (UNAUDITED)     APRIL 30, 2004      (UNAUDITED)     APRIL 30, 2004
                                                        ----------------   --------------   ----------------   --------------
NET ASSETS, beginning of period                          $   34,797,368    $   65,463,644    $  461,142,097    $  326,580,104
                                                         --------------    --------------    --------------    --------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                         161,624           432,449         2,673,018         3,442,949
  Net realized gain on investments and
    foreign currency transactions                             1,402,241         9,132,236        22,790,542       122,748,323
  Net change in unrealized appreciation (depreciation)
    on investments and foreign currency transactions            (25,132)        7,444,515        (4,940,463)       50,114,478
                                                         --------------    --------------    --------------    --------------
  Net increase in net assets from operations                  1,538,733        17,009,200        20,523,097       176,305,750
                                                         --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               -          (816,834)                -                 -
                                                         --------------    --------------    --------------    --------------
  Total distributions                                                 -          (816,834)                -                 -
                                                         --------------    --------------    --------------    --------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares                           2,200,000         1,500,000                 -        18,741,604
  Reinvestment of distributions to shareholders                       -           596,322                 -                 -
  Cost of shares repurchased                                     (2,689)      (48,954,964)     (114,576,055)      (60,485,361)
                                                         --------------    --------------    --------------    --------------
                                                              2,197,311       (46,858,642)     (114,576,055)      (41,743,757)
                                                         --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS                         3,736,044       (30,666,276)      (94,052,958)      134,561,993
                                                         --------------    --------------    --------------    --------------
NET ASSETS, end of period                                $   38,533,412    $   34,797,368    $  367,089,139    $  461,142,097
                                                         ==============    ==============    ==============    ==============
  Undistributed net investment income (loss)             $      147,188    $      (14,436)   $    1,274,955    $   (1,398,063)
                                                         --------------    --------------    --------------    --------------
OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                   212,766           183,545                 -         2,671,903
  Shares issued in reinvestment of distributions to
    shareholders                                                      -            57,783                 -                 -
  Shares repurchased                                               (266)       (5,493,061)      (14,415,113)       (7,833,854)
                                                         --------------    --------------    --------------    --------------
  Net share transactions                                        212,500        (5,251,733)      (14,415,113)       (5,161,951)
                                                         ==============    ==============    ==============    ==============

See Notes to Financial Statements.

                                                    MARTIN CURRIE BUSINESS TRUST

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                       MCBT                                MCBT
                                                                JAPAN MID CAP FUND              PAN EUROPEAN MID CAP FUND
                                                        ---------------------------------   ---------------------------------
                                                        SIX MONTHS ENDED        YEAR        SIX MONTHS ENDED        YEAR
                                                        OCTOBER 31, 2004        ENDED       OCTOBER 31, 2004        ENDED
                                                           (UNAUDITED)     APRIL 30, 2004      (UNAUDITED)     APRIL 30, 2004
                                                        ----------------   --------------   ----------------   --------------
NET ASSETS, beginning of period                          $  112,026,337    $   80,167,912    $   88,311,916    $   60,447,926
                                                         --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                                 (385,993)         (379,209)           81,405           139,341
  Net realized gain on investments and foreign
    currency transactions                                     5,504,749        29,208,046         6,248,690        11,959,117
  Net change in unrealized appreciation (depreciation)
    on investments and foreign currency transactions        (11,974,847)       30,816,613        (2,353,728)       17,310,862
                                                         --------------    --------------    --------------    --------------
  Net increase (decrease) in net assets from operations      (6,856,091)       59,645,450         3,976,367        29,409,320
                                                         --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               -          (780,167)                -          (362,788)
                                                         --------------    --------------    --------------    --------------
  Total distributions                                                 -          (780,167)                -          (362,788)
                                                         --------------    --------------    --------------    --------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares                          37,228,331         1,552,465         6,573,114        25,234,859
  Reinvestment of distributions to shareholders                       -           744,589                 -           361,509
  Cost of shares repurchased                                 (9,080,247)      (29,303,912)       (2,068,867)      (26,778,910)
                                                         --------------    --------------    --------------    --------------
  Total increase (decrease) in net assets from capital
    share transactions                                       28,148,084       (27,006,858)        4,504,247        (1,182,542)
                                                         --------------    --------------    --------------    --------------
NET INCREASE IN NET ASSETS                                   21,291,993        31,858,425         8,480,614        27,863,990
                                                         --------------    --------------    --------------    --------------
NET ASSETS, end of period                                $  133,318,330    $  112,026,337    $   96,792,530    $   88,311,916
                                                         ==============    ==============    ==============    ==============
  Undistributed net investment income                    $    1,196,610    $    1,582,603    $       82,728    $        1,323
                                                         --------------    --------------    --------------    --------------
OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                 3,005,137           135,316           442,340         1,680,270
  Shares issued in reinvestment of distributions to
    shareholders                                                      -            67,323                 -            25,175
  Shares repurchased                                           (760,062)       (3,144,289)         (140,931)       (2,089,476)
                                                         --------------    --------------    --------------    --------------
  Net share transactions                                      2,245,075        (2,941,650)          301,409          (384,031)
                                                         ==============    ==============    ==============    ==============

See Notes to Financial Statements.

                                                    MARTIN CURRIE BUSINESS TRUST

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 MCBT GREATER CHINA FUND
                                                                           -----------------------------------
                                                                           SIX MONTHS ENDED         PERIOD
                                                                           OCTOBER 31, 2004         ENDED
                                                                              (UNAUDITED)      APRIL 30, 2004*
                                                                           ----------------    ---------------
NET ASSETS, beginning of period                                             $     4,686,352    $             -
                                                                            ---------------    ---------------
DECREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                                                       19,165            (31,486)
  Net realized loss on investments and foreign currency transactions               (581,683)           (86,001)
  Net change in unrealized appreciation (depreciation) on investments and
    foreign currency transactions                                                   221,896           (196,161)
                                                                            ---------------    ---------------
  Net decrease in net assets from operations                                       (340,622)          (313,648)
                                                                            ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:

  Net proceeds from sales of shares                                                       -          5,000,000
  Cost of shares repurchased                                                     (3,906,000)                 -
                                                                            ---------------    ---------------
  Total increase (decrease) in net assets from capital share transactions        (3,906,000)         5,000,000
                                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS                                            (4,246,622)         4,686,352
                                                                            ---------------    ---------------
NET ASSETS, end of period                                                   $       439,730    $     4,686,352
                                                                            ===============    ===============
  Undistributed net investment loss                                         $        (1,303)   $       (20,468)
                                                                            ---------------    ---------------
OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                                             -            500,000
  Shares repurchased                                                               (450,000)                 -
                                                                            ---------------    ---------------
  Net share transactions                                                           (450,000)           500,000
                                                                            ===============    ===============

* Fund commenced operations on December 26, 2003.

See Notes to Financial Statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND

                                                            FINANCIAL HIGHLIGHTS
                                          FOR A SHARE OUTSTANDING FOR THE PERIOD

                                    SIX MONTHS ENDED            YEAR                YEAR
                                    OCTOBER 31, 2004            ENDED               ENDED
                                       (UNAUDITED)        APRIL 30, 2004 (4)  APRIL 30, 2003 (4)
                                    -----------------     ------------------  ------------------
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning
  of period                         $          10.450     $           7.630   $           9.500
                                    -----------------     -----------------   -----------------
Net investment income                           0.046                 0.083               0.099
Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions                 0.384                 2.985              (1.795)
                                    -----------------     -----------------   -----------------
Total from investment operations                0.430                 3.068              (1.696)
                                    -----------------     -----------------   -----------------
Less distributions:
  Net investment income                         0.000                (0.248)             (0.174)
  Net realized gains                            0.000                 0.000               0.000
  Tax return of capital                         0.000                 0.000               0.000
                                    -----------------     -----------------   -----------------
Total distributions                             0.000                (0.248)             (0.174)
                                    -----------------     -----------------   -----------------
Paid-in capital from subscription
  and redemption fees                           0.000                 0.000               0.000
                                    -----------------     -----------------   -----------------
Net asset value, end of period      $          10.880     $          10.450   $           7.630
                                    =================     =================   =================
TOTAL INVESTMENT
RETURN (1) (2)                                   4.11%                40.26%             (17.82)%
                                    =================     =================   =================
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of period           $      38,533,412     $      34,797,368   $      65,463,644
Operating expenses to average
  net assets                                     1.47%(3)              1.28%               1.12%
Net investment income to average
  net assets                                     0.88%(3)              0.91%               1.24%
Portfolio turnover rate                            37%                   82%                104%

                                          YEAR                  YEAR                YEAR
                                          ENDED                 ENDED               ENDED
                                     APRIL 30, 2002        APRIL 30, 2001      APRIL 30, 2000
                                    -----------------     -----------------   -----------------
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning
  of period                         $          11.180     $          15.320   $          13.490
                                    -----------------     -----------------   -----------------
Net investment income                           0.136                 0.047               0.101
Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions                (1.806)               (3.336)              2.889
                                    -----------------     -----------------   -----------------
Total from investment operations               (1.670)               (3.289)              2.990
                                    -----------------     -----------------   -----------------
Less distributions:
  Net investment income                        (0.010)               (0.054)             (0.226)
  Net realized gains                            0.000                (0.784)             (0.952)
  Tax return of capital                         0.000                (0.013)              0.000
                                    -----------------     -----------------   -----------------
Total distributions                            (0.010)               (0.851)             (1.178)
                                    -----------------     -----------------   -----------------
Paid-in capital from subscription
  and redemption fees                           0.000                 0.000*              0.018
                                    -----------------     -----------------   -----------------
Net asset value, end of period      $           9.500     $          11.180   $          15.320
                                    =================     =================   =================
TOTAL INVESTMENT
RETURN (1) (2)                                 (14.94)%              (21.93)%             21.66%
                                    =================     =================   =================
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of period           $     118,586,142     $     201,920,742   $     261,771,264
Operating expenses to average
  net assets                                     1.00%                 0.91%               0.92%
Net investment income to average
  net assets                                     0.63%                 0.32%               0.89%
Portfolio turnover rate                            75%                   66%                 71%

*    Amount rounds to less than $0.001.
(1)  Total return at net asset value assuming all distributions reinvested.
(2)  Periods less than one year are not annualized.
(3)  Annualized.
(4) The per share amounts were computed using an average number of shares outstanding during the period.

See Notes to Financial Statements.

                                               MCBT GLOBAL EMERGING MARKETS FUND

                                                            FINANCIAL HIGHLIGHTS
                                          FOR A SHARE OUTSTANDING FOR THE PERIOD

                                    SIX MONTHS ENDED            YEAR                YEAR
                                    OCTOBER 31, 2004            ENDED               ENDED
                                       (UNAUDITED)        APRIL 30, 2004 (4)  APRIL 30, 2003 (4)
                                    -----------------     ------------------  ------------------
PER SHARE
OPERATING
PERFORMANCE
Net asset value,
  beginning of period               $           8.240     $           5.340   $           6.670
                                    -----------------     -----------------   -----------------
Net investment income                           0.056                 0.058               0.055
Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions                                  0.534                 2.842              (1.350)
                                    -----------------     -----------------   -----------------
Total from investment
  operations                                    0.590                 2.900              (1.295)
                                    -----------------     -----------------   -----------------
Less distributions:
  Net investment income                         0.000                 0.000              (0.035)
  Net realized gains                            0.000                 0.000               0.000
                                    -----------------     -----------------   -----------------
Total distributions                             0.000                 0.000              (0.035)
                                    -----------------     -----------------   -----------------
Net asset value, end
  of period                         $           8.830     $           8.240   $           5.340
                                    =================     =================   =================
TOTAL INVESTMENT
RETURN (1) (2)                                   7.16%                54.31%             (19.39)%
                                    =================     =================   =================
RATIOS AND
SUPPLEMENTAL
DATA
Net assets, end of period           $     367,089,139     $     461,142,097   $     326,580,104
Operating expenses to
  average net assets                             1.20%(3)              1.10%               1.13%
Net investment income
  to average net assets                          1.54%(3)              0.78%               0.99%
Portfolio turnover rate                            54%                  107%                139%

                                          YEAR                  YEAR                YEAR
                                          ENDED                 ENDED               ENDED
                                     APRIL 30, 2002       APRIL 30, 2001 (4)  APRIL 30, 2000 (4)
                                    -----------------     ------------------  ------------------
PER SHARE
OPERATING
PERFORMANCE
Net asset value,
  beginning of period               $           5.850     $           9.880   $           8.010
                                    -----------------     -----------------   -----------------
Net investment income                           0.110                 0.067               0.030
Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions                                  0.710                (3.041)              1.964
                                    -----------------     -----------------   -----------------
Total from investment
  operations                                    0.820                (2.974)              1.994
                                    -----------------     -----------------   -----------------
Less distributions:
  Net investment income                         0.000                (0.101)              0.000
  Net realized gains                            0.000                (0.955)             (0.124)
                                    -----------------     -----------------   -----------------
Total distributions                             0.000                (1.056)             (0.124)
                                    -----------------     -----------------   -----------------
Net asset value, end
  of period                         $           6.670     $           5.850   $           9.880
                                    =================     =================   =================
TOTAL INVESTMENT
RETURN (1) (2)                                  14.02%               (30.34)%             25.00%
                                    =================     =================   =================
RATIOS AND
SUPPLEMENTAL
DATA
Net assets, end of period           $     468,682,829     $     115,974,462   $     166,388,245
Operating expenses to
  average net assets                             1.08%                 1.05%               1.07%
Net investment income
  to average net assets                          1.03%                 0.86%               0.32%
Portfolio turnover rate                           149%                  195%                146%

(1)  Total return at net asset value assuming all distributions reinvested.
(2)  Periods less than one year are not annualized.
(3)  Annualized.
(4) The per share amounts were computed using an average number of shares outstanding during the period.

See Notes to Financial Statements.

                                                         MCBT JAPAN MID CAP FUND

                                                            FINANCIAL HIGHLIGHTS
                                          FOR A SHARE OUTSTANDING FOR THE PERIOD

                                    SIX MONTHS ENDED            YEAR                YEAR
                                    OCTOBER 31, 2004            ENDED               ENDED
                                       (UNAUDITED)        APRIL 30, 2004 (4)  APRIL 30, 2003 (4)
                                    -----------------     ------------------  ------------------
PER SHARE
OPERATING
PERFORMANCE
Net asset value,
  beginning of period               $          12.740     $           6.830   $           7.940
                                    -----------------     -----------------   -----------------
Net investment loss                            (0.072)               (0.038)             (0.021)
Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions                                 (0.588)                6.034              (1.089)
                                    -----------------     -----------------   -----------------
Total from investment
  operations                                   (0.660)                5.996              (1.110)
                                    -----------------     -----------------   -----------------
Less distributions:
  Net investment income                         0.000                (0.086)              0.000
  Net realized gains                            0.000                 0.000               0.000
                                    -----------------     -----------------   -----------------
Total distributions                             0.000                (0.086)              0.000
                                    -----------------     -----------------   -----------------
Net asset value, end
  of period                         $          12.080     $          12.740   $           6.830
                                    =================     =================   =================
TOTAL INVESTMENT
RETURN (1) (2)                                  (5.18)%               87.99%             (13.98)%
                                    =================     =================   =================
RATIOS AND
SUPPLEMENTAL
DATA
Net assets, end of period           $     133,318,330     $     112,026,337   $      80,167,912
Operating expenses to
  average net assets                             1.27%(3)              1.30%               1.31%
Net investment loss to
  average net assets                            (0.58)%(3)            (0.39)%             (0.29)%
Portfolio turnover rate                            39%                  125%                105%

                                          YEAR                  YEAR                YEAR
                                          ENDED                 ENDED               ENDED
                                    APRIL 30, 2002 (4)      APRIL 30, 2001      APRIL 30, 2000
                                    ------------------    -----------------   -----------------
PER SHARE
OPERATING
PERFORMANCE
Net asset value,
  beginning of period               $           9.260     $          14.650   $           9.290
                                    -----------------     -----------------   -----------------
Net investment loss                            (0.052)               (0.016)             (0.095)
Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions                                 (1.123)               (3.645)              5.544
                                    -----------------     -----------------   -----------------
Total from investment
  operations                                   (1.175)               (3.661)              5.449
                                    -----------------     -----------------   -----------------
Less distributions:
  Net investment income                        (0.031)                0.000               0.000
  Net realized gains                           (0.114)               (1.729)             (0.089)
                                    -----------------     -----------------   -----------------
Total distributions                            (0.145)               (1.729)             (0.089)
                                    -----------------     -----------------   -----------------
Net asset value, end
  of period                         $           7.940     $           9.260   $          14.650
                                    =================     =================   =================
TOTAL INVESTMENT
RETURN (1) (2)                                 (12.54)%              (24.96)%             58.55%
                                    =================     =================   =================
RATIOS AND
SUPPLEMENTAL
DATA
Net assets, end of period           $      74,107,271     $     129,920,151   $     149,821,497
Operating expenses to
  average net assets                             1.31%                 1.23%               1.21%
Net investment loss to
  average net assets                            (0.62)%               (0.39)%             (0.57)%
Portfolio turnover rate                            82%                   55%                 37%

(1)  Total return at net asset value assuming all distributions reinvested.
(2)  Periods less than one year are not annualized.
(3)  Annualized.
(4) The per share amounts were computed using an average number of shares outstanding during the period.

See Notes to Financial Statements.

                                                  MCBT PAN EUROPEAN MID CAP FUND

                                                            FINANCIAL HIGHLIGHTS
                                          FOR A SHARE OUTSTANDING FOR THE PERIOD

                                                               SIX MONTHS ENDED              YEAR                 PERIOD
                                                               OCTOBER 31, 2004              ENDED                 ENDED
                                                                  (UNAUDITED)             4/30/2004 (5)     APRIL 30, 2003* (5)
                                                               -----------------       -----------------    -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $          15.060       $           9.680     $          10.000
                                                               -----------------       -----------------     -----------------
Net investment income                                                      0.013                   0.026                 0.006
Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                        0.627                   5.427                (0.326)
                                                               -----------------       -----------------     -----------------
Total from investment operations                                           0.640                   5.453                (0.320)
                                                               -----------------       -----------------     -----------------
Less distributions:
  Net investment income                                                    0.000                  (0.073)                0.000
                                                               -----------------       -----------------     -----------------
Total distributions                                                        0.000                  (0.073)                0.000
                                                               -----------------       -----------------     -----------------
Net asset value, end of period                                 $          15.700       $          15.060     $           9.680
                                                               =================       =================     =================
TOTAL INVESTMENT RETURN (1) (2)                                             4.25%                  56.37%                (3.20)%
                                                               =================       =================     =================
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                                      $      96,792,530       $      88,311,916     $      60,447,926
Operating net expenses to average net assets (3)                            1.33%(4)                1.38%                 1.36%(4)
Operating gross expenses to average net assets (3)                          1.33%(4)                1.38%                 1.37%(4)
Net investment income to average net assets                                 0.17%(4)                0.20%                 0.08%(4)
Portfolio turnover rate                                                       63%                    109%                  149%

*    Fund commenced operations on June 6, 2002.
(1)  Total return at net asset value assuming all distributions reinvested.
(2)  Periods less than one year are not annualized.
(3) In accordance with the agreement, State Street waived the minimum requirements of its administration fees for the first six months of operations. There was no waiver after April 30, 2003.
(4)  Annualized.
(5) The per share amounts were computed using an average number of shares outstanding during the period.

See Notes to Financial Statements.

                                                         MCBT GREATER CHINA FUND

                                                            FINANCIAL HIGHLIGHTS
                                          FOR A SHARE OUTSTANDING FOR THE PERIOD

                                                                                    SIX MONTHS ENDED              PERIOD
                                                                                    OCTOBER 31, 2004              ENDED
                                                                                       (UNAUDITED)          APRIL 30, 2004* (4)
                                                                                    ----------------        -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                                $          9.370        $           10.000
                                                                                    ----------------        ------------------
Net investment income (loss)                                                                   0.015                    (0.063)
Net realized and unrealized loss on investments and foreign currency transactions             (0.595)                   (0.567)
                                                                                    ----------------        ------------------
Total from investment operations                                                              (0.580)                   (0.630)
                                                                                    ----------------        ------------------
Net asset value, end of period                                                      $          8.790        $            9.370
                                                                                    ================        ==================
TOTAL INVESTMENT RETURN (1) (2)                                                                (6.19)%                   (6.30)%
                                                                                    ================        ==================
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                                                           $        439,730        $        4,686,352
Operating net expenses to average net assets                                                    2.50%(3)                  2.50%(3)
Operating gross expenses to average net assets                                                  4.95%(3)                  5.52%(3)
Net investment income (loss) to average net assets                                              1.03%(3)                 (1.78)%(3)
Portfolio turnover rate                                                                           31%                       36%

*    Fund commenced operations on December 26, 2003.
(1)  Total return at net asset value assuming all distributions reinvested.
(2)  Periods less than one year are not annualized.
(3)  Annualized.
(4) The per share amounts were computed using an average number of shares outstanding during the period.

See Notes to Financial Statements.

                                                    MARTIN CURRIE BUSINESS TRUST

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust currently offers five funds which have differing investment objectives and policies: MCBT Opportunistic EAFE Fund (the "Opportunistic EAFE Fund"), MCBT Global Emerging Markets Fund (the "Global Emerging Markets Fund"), MCBT Japan Mid Cap Fund (the "Japan Mid Cap Fund"), MCBT Pan European Mid Cap Fund (the "Pan European Mid Cap Fund") and MCBT Greater China Fund (the "Greater China Fund") (each a "Fund" and collectively, the "Funds"). On April 5, 2000 and June 10, 2003, the Trust's Board of Trustees authorized the creation of the MCBT All Countries World ex U.S. Fund and the MCBT Global Equity Fund, respectively, neither of which has commenced operations. The Opportunistic EAFE Fund, the Global Emerging Markets Fund, the Japan Mid Cap Fund, the Pan European Mid Cap Fund and the Greater China Fund commenced investment operations on July 1, 1994, February 14, 1997, August 15, 1994, June 6, 2002 and December 26, 2003,
respectively. The Funds' Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.

VALUATION OF INVESTMENTS - The Funds' portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust ("Trustees"), or by persons acting pursuant to procedures established by the Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. At October 31, 2004, fair valued securities in the Global Emerging Markets Fund and Greater China Fund amounted to $14,577,022, and $19,972, or 3.97% and 4.54%, respectively, of its net assets.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Funds' custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date and as soon as the Fund is informed of such dividends. Interest income is recorded daily on the accrual basis and includes accretion of discount and amortization of premium on investments. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on a daily basis when a Fund's net asset value is determined. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

Each Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts ("Forward").

The net U.S. dollar value of foreign currency underlying all contractual commitments held by each Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of Forwards, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A Forward is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily at the prevailing forward exchange rate of the underlying currencies and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. At October 31, 2004, none of the Funds had open Forwards.

Although Forwards limit the risk of loss due to a decline in the value of hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to additional risks if the counterparties to the contracts are unable to meet the terms of their contracts.

EQUITY LINKED SECURITIES - Each Fund may invest in equity-linked securities such as linked participation notes, equity swaps and zero-strike options and securities warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or a single stock. These securities may be used by a Fund to gain exposure to countries that place restrictions on investments by foreigners. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligation under the terms of the arrangement with the counterparty. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments. In addition, equity-linked securities may be considered illiquid and subject to each Fund's restrictions on investments in illiquid securities.

At October 31, 2004, the Global Emerging Markets Funds held equity-linked zero-strike European style call warrants through Morgan Stanley & Co. ("MS&Co."), the issuer. Under the terms of the agreements, each warrant entitles the Fund to receive from MS&Co. an amount in U.S. dollars linked to the performance of specific equity shares.

INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

EXPENSES - Expenses directly attributable to each Fund are charged to the respective Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Trustees may direct or approve.

DISTRIBUTIONS TO SHAREHOLDERS - Each Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the respective Fund at the net asset value unless the shareholder elects in the subscription agreement to receive cash. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses, capital loss carryforwards, redemptions in-kind, and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - Effective through June 27, 2000, there was a purchase premium for cash investments into the Opportunistic EAFE Fund of 0.75% of the amount invested and a redemption fee on cash redemptions of 0.75% of the amount redeemed. All purchase premiums and redemption fees were paid to and retained by the Fund and were recorded as paid-in capital. These fees were intended to offset brokerage and transaction costs arising in connection with the purchase and redemption.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

Each Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

As of April 30, 2004, the following Funds had realized capital loss carry-forwards, for U.S. federal income tax purposes, available to be used to offset future realized capital gains to the extent provided by regulations:

                                  EXPIRING         EXPIRING         EXPIRING         EXPIRING
FUND                           APRIL 30, 2009   APRIL 30, 2010   APRIL 30, 2011   APRIL 30, 2012
----                           --------------   --------------   --------------   --------------
Opportunistic EAFE Fund        $            -   $   20,273,438   $    3,069,185   $      730,074
Global Emerging Markets Fund        1,110,155       17,541,594                -                -
Japan Mid Cap Fund                          -                -       11,533,537                -

As of April 30, 2004, the Funds elected for federal income tax purposes to defer the following current year post October 31 losses as though the losses were incurred on the first day of the next fiscal year:

                                       POST OCTOBER     POST OCTOBER
               FUND                    CAPITAL LOSS    CURRENCY LOSS
               ----                   --------------   --------------
               Greater China Fund     $       85,725   $          276

NOTE C - AGREEMENTS AND FEES
The Trust has entered into an Advisory Agreement with Martin Currie Inc. (the "Investment Manager"), a wholly-owned subsidiary of Martin Currie Limited, for each Fund. Under the Advisory Agreement, the Investment Manager provides investment management, advisory and certain administrative services to each Fund, for which each Fund pays the Investment Manager a management fee computed daily and paid quarterly based on the Fund's average net assets at the annual rates listed below:

               FUND                                                  MANAGEMENT FEE
               ----                                                  --------------
               Opportunistic EAFE Fund                                   0.70%
               Global Emerging Markets Fund                              0.80%
               Japan Mid Cap Fund                                        1.00%
               Pan European Mid Cap Fund                                 1.00%
               Greater China Fund                                        1.50%

The Investment Manager contractually agreed through April 30, 2005 to waive its fees or bear certain other expenses to the extent necessary to limit the annual expenses of the Greater China Fund to 2.50% of the Fund's average net assets on an annualized basis. For the period ended October 31, 2004, the Investment Manager waived its fees and reimbursed expenses totaling $36,887.

State Street Bank and Trust Company (the "Administrator" or "State Street") serves as administrator, custodian, transfer agent and dividend paying agent of the Trust. The Administrator performs certain administrative services for the Trust. Each Fund pays State Street, as administrator, a fee at the rate of 0.08% of its average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. Under the existing service level agreement to perform certain administrative services for the Trust, State Street agreed to waive the minimum requirements of its fees for the first six months of operations for the Greater China Fund. Administration fees waived during the period ended October 31, 2004 were $8,571. State Street also receives fees and compensation of expenses for certain custodian and transfer agent services.

The Trust has adopted a distribution and servicing plan in accordance with Rule 12b-1 under the 1940 Act for each Fund. The plan authorizes the Investment Manager to spend an amount of the management fee it collects for activities or services primarily intended to result in the sale of Fund shares or providing personal services to Fund shareholders.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $50,000 ($25,000 per Trustee).

NOTE D - INVESTMENT TRANSACTIONS
Excluding short-term investments and including in-kind redemptions, if any, each Fund's purchases and sales of investments for the period ended October 31, 2004 were as follows:

               FUND                            COST OF PURCHASES    PROCEEDS FROM SALES
               ----                           -------------------   -------------------
               Opportunistic EAFE Fund        $        13,985,197   $        13,079,645
               Global Emerging Markets Fund           191,318,212           299,866,086
               Japan Mid Cap Fund                      78,943,410            50,532,495
               Pan European Mid Cap Fund               58,835,842            58,923,901
               Greater China Fund                         956,185             5,049,549

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 2004 were as follows:

                                 IDENTIFIED             GROSS UNREALIZED          NET UNREALIZED
FUND                                COST         APPRECIATION     DEPRECIATION     APPRECIATION
----                           --------------   --------------   --------------   --------------
Opportunistic EAFE Fund        $   31,972,295   $    7,024,692   $      510,198   $    6,514,494
Global Emerging Markets Fund      298,736,477       73,142,667        5,319,729       67,822,938
Japan Mid Cap Fund                121,473,116       14,480,152        3,758,878       10,721,274
Pan European Mid Cap Fund          73,956,624       18,604,775          852,388       17,752,387
Greater China Fund                    373,271           35,486           10,293           25,193

The net unrealized appreciation/(depreciation) on foreign currency transactions at October 31, 2004 on a federal income tax basis for each Fund was the same as book.

NOTE E - PRINCIPAL SHAREHOLDERS
The table below shows the number of shareholders each owning greater than 5% of the outstanding shares of a Fund as of October 31, 2004 and the total percentage of shares of the Fund held by such shareholders:

                                                                 5% OR GREATER SHAREHOLDERS
                                                                 --------------------------
               FUND                                              NUMBER         % OF SHARES
               ----                                              ------         -----------
               Opportunistic EAFE Fund                              6               93.25
               Global Emerging Markets Fund                         5               93.54
               Japan Mid Cap Fund                                   4               88.30
               Pan European Mid Cap Fund                            4               89.04
               Greater China Fund                                   1              100.00

NOTE F - CONCENTRATION OF RISK
Each Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. All of the Funds are subject to foreign risk and may experience more rapid and extreme changes in value than Funds investing solely in the United States. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Furthermore, issuers of foreign securities are subject to different and often less comprehensive, accounting, reporting and disclosure requirements than U.S. issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization, restrictions on foreign ownership, imposition of withholding taxes on dividend or interest payments and capital gains, or prohibitions on repatriation of assets, and may have less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries. The economies of individual countries may differ favorably or unfavorably and significantly from the U. S. economy in such respects as growth of gross domestic product or gross national product, diversification, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, dependence on foreign assistance, vulnerability to change in trade conditions, structural unemployment and balance of payments position.

NOTE G - LINE OF CREDIT
Effective November 7, 2003, the Trust entered into a 364-day unsecured, uncommitted line of credit agreement with State Street Bank and Trust Company. Under the terms of the agreement, each Fund is permitted to borrow, subject to the limitations set forth in the Trust's Private Placement Memorandum, Statement of Additional Information and the 1940 Act, amounts that, in the aggregate for all Funds, will not exceed $50,000,000. The Trust pays an annual commitment fee of $5,000 which is allocated evenly to the participating Funds. Borrowings are charged interest at an annual rate equal to the then prevailing Federal Funds rate plus 0.75%, which is borne by each respective borrowing Fund. On November 5, 2004, the Trust renewed its line of credit agreement with the same terms. As of October 31, 2004, there were no outstanding borrowings. During the period ended October 31, 2004, the Funds did not have any significant borrowings or allocated fees.

OTHER INFORMATION - (UNAUDITED)

QUARTERLY SCHEDULE OF INVESTMENTS
Each Fund will file its complete portfolio schedule with the Securities and Exchange Commission on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Funds have filed their first quarter Form N-Q on September 29, 2004 and no later than March 31, 2005 the Funds will file Form N-Q for their third quarter. The Funds' most recent Form N-Q is available (1) without charge, upon request, by calling toll-free 1-866-480-1888 (Attention: Wilson Madden), (2) on the website of the Securities and Exchange Commission at http://www.sec.gov, and (3) by calling 1-800-SEC-0330 for information about the operation of the Public Reference Room in Washington, D.C.

PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds' portfolio securities is available (1) without charge, upon request, by calling toll-free 1-866-480-1888 (Attention:
Wilson Madden); and (2) on page 8 of the Trust's Statement of Additional Information dated August 31, 2004, which is available on the website of the Securities and Exchange Commission at http://www.sec.gov.

AVAILABILITY OF PROXY VOTING RECORD
Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30, 2004 is available (1) without charge, upon request, by calling toll-free 1-866-480-1888 (Attention: Wilson Madden); and (2) on the website of the Securities and Exchange Commission at http://www.sec.gov.

SHAREHOLDER EXPENSES
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended October 31, 2004.

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value at the end of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses Paid During Period include amounts reflected in the Funds' Statement of Operations net of reimbursement by the investment advisor. Please note that the expenses do not reflect shareholder transaction costs such as sales charges or redemption fees. The second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                     EXPENSES PAID
                                 BEGINNING          ENDING           DURING PERIOD*
                               ACCOUNT VALUE     ACCOUNT VALUE    MAY 1, 2004 THROUGH
                                MAY 1, 2004    OCTOBER 31, 2004     OCTOBER 31, 2004
                               -------------   ----------------   -------------------
ACTUAL
Opportunistic EAFE Fund        $    1,000.00   $       1,041.10   $              7.56
Global Emerging Markets Fund        1,000.00           1,071.60                  6.27
Japan Mid Cap Fund                  1,000.00             948.20                  6.24
Pan European Mid Cap Fund           1,000.00           1,042.50                  6.85
Greater China Fund                  1,000.00             938.10                 12.21
HYPOTHETICAL (ASSUMING A 5%
RETURN BEFORE EXPENSES)
Opportunistic EAFE Fund        $    1,000.00   $       1,017.80   $              7.48
Global Emerging Markets Fund        1,000.00           1,019.16                  6.11
Japan Mid Cap Fund                  1,000.00           1,018.80                  6.46
Pan European Mid Cap Fund           1,000.00           1,018.50                  6.77
Greater China Fund                  1,000.00           1,012.60                 12.68

* Expenses are equal to the Funds' annualized expense ratio of 1.47%, 1.20%, 1.27%, 1.33% and 2.50%, respectively, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

                             TRUSTEES AND OFFICERS

     Information about the Trust's Trustees and officers appears below. There is no limit to the term a Trustee may serve. The President, Treasurer and Clerk are elected annually. Other officers may be elected or appointed by the Trustees at any time. The address of each Trustee and officer is c/o Martin Currie Inc., Saltire Court, 20 Castle Terrace, Edinburgh, Scotland EH1 2ES. The Funds' Statement of Additional Information has further information about the Trustees and is available without charge by calling 1-866-480-1888.

INTERESTED TRUSTEE

     The Trustee below is an "interested person" (as defined by the Investment Company Act of 1940) in that he is an employee of Martin Currie Inc., the investment adviser to each Fund.

                                                NUMBER OF
                                              PORTFOLIOS IN
                                                  FUND
                    POSITION(S)                  COMPLEX
                    HELD WITH      POSITION    OVERSEEN BY                                                           OTHER
NAME AND AGE           FUND       HELD SINCE     TRUSTEE     PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS (1)  DIRECTORSHIPS (2)
-----------------   -----------   ----------  -------------  ------------------------------------------------  -----------------
Timothy J.D. Hall   Trustee       2000            5          Member of the executive board of Martin Currie    None
42                  and                                      Ltd., (parent company); Director and Vice
                    President                                President of Martin Currie Inc. (investment
                                                             adviser); Director of Martin Currie Global
                                                             Investors Ltd. (investment adviser), Martin
                                                             Currie Services Ltd. (investment adviser),
                                                             Martin Currie Management Ltd. (investment
                                                             adviser), Martin Currie Investment Management
                                                             Ltd.(investment management), Moorgate Investment
                                                             Management Ltd., Edinburgh International
                                                             Investment Trust Ltd., The Western Canada
                                                             Investment Company Ltd., and Thornhill
                                                             Acquisitions Ltd.; Head of Client Services for
                                                             the group of companies owned by Martin Currie
                                                             Ltd. (the "Martin Currie Group") (investment
                                                             adviser).

NON-INTERESTED TRUSTEES

     Each Trustee below is not an "interested person" (as defined by the Investment Company Act of 1940).

                                                NUMBER OF
                                              PORTFOLIOS IN
                                                  FUND
                    POSITION(S)                  COMPLEX
                    HELD WITH      POSITION    OVERSEEN BY                                                           OTHER
NAME AND AGE           FUND       HELD SINCE     TRUSTEE     PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS (1)  DIRECTORSHIPS (2)
-----------------   -----------   ----------  -------------  ------------------------------------------------  -----------------
Simon D. Eccles     Trustee       1994        5              Chairman of BFS Absolute Trust PLC (closed-end    None
68                                                           fund); Director of 10/10 Digital Ltd.
                                                             (consultancy); Director, Sherrill House, Inc.
                                                             (not-for-profit nursing home). Formerly:
                                                             Consultant to and Director of BFS Absolute Trust
                                                             PLC; Chairman of Venturi Investment Trust
                                                             (closed-end fund).

Patrick R.          Trustee       1994        5              Self-employed investment manager; Director of      None
Wilmerding                                                   The Providence Journal (newspaper). Formerly:
61                                                           Director of Lenox Capital (private equity firm);
                                                             Division Executive of The First National Bank of
                                                             Boston (bank).

OFFICERS (OTHER THAN OFFICERS WHO ARE ALSO TRUSTEES)

                    POSITION(S)
                     HELD WITH     POSITION
NAME AND AGE           FUND       HELD SINCE                PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS (1)
-----------------   -----------   ----------  -------------------------------------------------------------------------------
Colin Winchester    Vice          1997        Director of EBS Investment Company; Director of the Western Canada Investment
56                  President                 Co. Ltd; Director of Finance of Martin Currie Ltd., Martin Currie Investment
                    and                       Management Ltd., Martin Currie Services Ltd., Martin Currie Trustees Ltd.,
                    Treasurer                 Martin Currie (Bermuda) Ltd. (investment management), and Martin Currie
                                              Management Ltd.; Director of Moorgate Investment Management Ltd. (investment management). Formerly: Director of Craigengillian Estates (No. 2) Company Ltd.
                                              (private investment company), Little Hoblyn Holdings Ltd. (private investment company), and Tippet Hill Investment Company Ltd. (private investment company).

Julian M.C.         Vice          1994        Director of Legal and Compliance, Martin Currie Investment Management Ltd.
Livingston          President                 (investment management); Director of Martin Currie Services Ltd., Martin Currie
44                                            (Bermuda) Ltd., and Martin Currie Absolute Return Funds General Partner Ltd.
                                              Formerly: Martin Currie Private Clients Ltd., Saltire Private Fund Managers;
                                              Alternate Director of China Heartland Fund (Mauritius) Ltd., China Heartland
                                              Fund Ltd., Egypt Fund Ltd., Taiwan Opportunities Fund Ltd and Near East
                                              Opportunities Fund Ltd.

Lorraine            Clerk         2002        Senior Compliance Analyst, Martin Currie Investment Management Ltd. (investment
McFarlane                                     management).
41

----------
(1) Previous positions during the past five years with any of the group of companies owned by Martin Currie Ltd. are omitted if not materially different from the positions listed.
(2) Indicates other directorships held by a Trustee with a registered investment company or a company subject to the reporting requirements of the Securities Exchange Act of 1934, as amended.

                          MARTIN CURRIE BUSINESS TRUST

                                   ----------

                              TRUSTEES AND OFFICERS

                 Timothy J.D. Hall, TRUSTEE AND PRESIDENT *
                            Simon D. Eccles, TRUSTEE
                         Patrick R. Wilmerding, TRUSTEE
               Colin Winchester, VICE PRESIDENT AND TREASURER
                   Julian M.C. Livingston, VICE PRESIDENT
                            Lorraine McFarlane, CLERK

                              * INTERESTED TRUSTEE

                                   ----------


                               INVESTMENT MANAGER

                               Martin Currie Inc.
                                  Saltire Court
                                20 Castle Terrace
                                Edinburgh EH1 2ES
                                    Scotland
                               011-44-131-229-5252

          Authorized and regulated by Financial Services Authority

                   Registered Investment Adviser with the SEC

                                   ----------

The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors. Shares of the Martin Currie Business Trust may be issued and sold solely in private transactions which do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933. Investments in the Trust may only be made by individuals who are accredited investors within the meaning of Regulation D of the 1933 Act.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule is included as a part of the report to shareholders filed under
Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASER.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications required by Rule 30a-2(a) under the Act.

(b) Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                          MARTIN CURRIE BUSINESS TRUST

                                          By:   /s/ Timothy J.D. Hall
                                             ---------------------------
                                          Name:  Timothy J.D. Hall
                                          Title:  President
                                          Date:   January 6, 2005


     Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:   January 6, 2005                   By:   /s/ Timothy J.D. Hall
                                             ---------------------------
                                          Name:   Timothy J.D. Hall
                                          Title:  President


Date:   January 6, 2005                   By:  /s/ Colin Winchester
                                             ---------------------------
                                          Name:   Colin Winchester
                                          Title:  Vice President and
                                                  Treasurer

                                  EXHIBIT LIST

11(a)(2)(i)    Certification of the Principal Executive Officer required by
               Rule 30a-2(a) under the Act.
11(a)(2)(ii)   Certification of the Principal Financial Officer required by
               Rule 30a-2(a) under the Act.